United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

811-7193

(Investment Company Act File Number)

Federated Institutional Trust

_______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, Pennsylvania 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 10/31/16

Date of Reporting Period: 10/31/16

Item 1. Reports to Stockholders

Annual Shareholder Report
October 31, 2016
Share Class	Ticker
Institutional	FIHBX
R6	FIHLX

Federated Institutional High Yield Bond Fund

A Portfolio of Federated Institutional Trust

Not FDIC Insured • May Lose Value • No Bank Guarantee

Management's Discussion of Fund Performance (unaudited)
The total return of Federated Institutional High Yield Bond Fund (the “Fund”), based on net asset value for the 12-month reporting period ended October 31, 2016, was 8.76% for the Institutional Shares and 8.72%1 for the Class R6 Shares. The 8.76% total return for the Fund's Institutional Shares for the reporting period consisted of 6.37% of taxable dividends and 2.39% of appreciation in the net asset value of shares. The total return of the Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index (BBHY2%ICI),2 a broad-based securities market index, was 10.16% during the same period. The total return of the Lipper High Yield Funds Average (LHYFA),3 a peer group for the Fund, was 7.01% during the same period. The Fund's and LHYFA's total returns for the most recently completed fiscal year reflected actual cash flows, transaction costs and other expenses which were not reflected in the total return of the BBHY2%ICI.
During the reporting period, the most significant factors affecting the Fund's performance relative to the BBHY2%ICI were: (1) the allocation among industry sectors; and (2) the selection of individual securities.
The following discussion will focus on the performance of the Fund's Institutional Shares.
MARKET OVERVIEW
The high-yield market4 generated attractive returns during the reporting period. For example, the BBHY2%ICI, which returned 10.16%, outperformed the Bloomberg Barclays U.S. Aggregate Bond Index,5 a measure of high-quality bond6 performance, which returned 4.37% for the reporting period. The main factor which positively impacted the high-yield market was the rebound in commodity prices in the second part of the period. From the beginning of the period through mid-February, lower commodity prices and the deterioration in the credit worthiness of issuers within the commodity sectors led the high-yield market lower and caused default expectations for the market to move higher. However, commodity prices bottomed in mid-February and recovered substantially by the end of the period. This led to a large recovery for securities in these sectors as well as the overall market as investors internalized that the worst case outcome for high-yield defaults would not materialize. The volatility during the period can be seen though the movement in credit spreads as illustrated by the Credit Suisse High Yield Bond Index.7 The yield spread began the period at 638 basis points, hit a month end high in January at 830 basis points before declining to end the period at 549 basis points.
Annual Shareholder Report

Within the high-yield market, major industry sectors that substantially outperformed the overall BBHY2%ICI included: Metals, Midstream, Oil Field Services, Chemicals and Other Industrials. Major industry sectors that substantially underperformed the overall BBHY2%ICI included: Pharmaceuticals, Healthcare, Transportation, Retailers and Financial Institutions. From a credit quality perspective, the lower quality “CCC”-rated sector lead the way with a 16.22% return while the “BB”-rated and “B”-rated sectors returned 8.74% and 8.54%, respectively.
Sector Allocation
During the reporting period, relative to the BBHY2%ICI, the Fund's underweight to the strong-performing Metals, Oil Field Services and Independent/Integrated Energy industry sectors negatively affected Fund performance. Also, the Fund's overweight to the underperforming Healthcare and Pharmaceutical sectors had a negative impact. The Fund's underweight relative to the BBHY2%ICI to the poor-performing Financial Institution sector positively affected Fund performance.
Security Selection
During the reporting period, the Fund's holdings in the Automotive, Other Industrial and Wireline sectors underperformed relative to the BBHY2%ICI, negatively impacting overall performance. The Fund's holdings in the Midstream and Gaming sectors also underperformed but were partially offset by overweights to these outperforming sectors. Specific Fund holdings that substantially underperformed the BBHY2%ICI included: Intelsat (Luxembourg); Cumulus Media; Community Health Systems; Neiman-Marcus Group and Endo Finance LLC. The Fund was positively impacted by strong security selection in the Technology sector. Strong security selection in the Healthcare and Packaging sector partially offset overweights to these underperforming sectors. Specific Fund holdings that substantially outperformed the BBHY2%ICI included: Advanced Micro Devices; Chesapeake Energy; Chester Downs & Marina; ArcelorMittal and Hexion.
Annual Shareholder Report

1	The Fund's R6 Shares commenced operations on June 29, 2016. For the period prior to the commencement of operations of the R6 Shares, the performance information shown is for Institutional Shares adjusted to reflect the expenses of R6 Shares for each year for which the Fund's R6 expenses would have exceeded the actual expenses paid by the Fund's Institutional Shares.
2	Please see the footnotes to the line graphs below for definitions of, and further information about, the BBHY2%ICI.
3	Please see the footnotes to the line graphs below for definitions of, and further information about, the LHYFA.
4	High-yield, lower-rated securities generally entail greater market, credit and liquidity risks than investment-grade securities and may include higher volatility and a higher risk of default.
5	The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based index that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market. The index is unmanaged, and it is not possible to invest directly in an index.
6	Bond prices are sensitive to changes in interest rates, and a rise in interest rates can cause a decline in their prices.
7	Credit Suisse High Yield Bond Index serves as a benchmark to evaluate the performance of low-quality bonds. Low-quality is defined as those bonds in the range from “BB” to “CCC” and defaults. The index is unmanaged, and it is not possible to invest directly in an index.
Annual Shareholder Report

FUND PERFORMANCE AND GROWTH OF A $10,000 INVESTMENT
The graph below illustrates the hypothetical investment of $10,0001 in the Federated Institutional High Yield Bond Fund from October 31, 2006 to October 31, 2016, compared to the Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index (BBHY2%ICI)2 and the Lipper High Yield Funds Average (LHYFA).3 The Average Annual Total Return Table below shows returns averaged over the stated periods.
Growth of a $10,000 Investment
Growth of $10,000 as of October 31, 2016
■	Total returns shown include the maximum redemption charge of 2.00%, as applicable.
The Fund offers multiple share classes whose performance may be greater than or less than its other share class(es) due to differences in sales charges and expenses. See the Average Annual Total Return table below for the returns of additional classes not shown in the line graph above.
Average Annual Total Returns for the Period Ended 10/31/2016
(returns reflect all applicable sales charges and contingent deferred sales charges as specified below in footnote #1)
	1 Year	5 Years	10 Years
Institutional Shares	8.76%	7.33%	7.67%
R6 Shares[4]	8.72%	7.26%	7.49%
BBHY2%ICI	10.16%	7.17%	7.69%
LHYFA	7.01%	5.92%	6.05%
Annual Shareholder Report

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.
1	Represents a hypothetical investment of $10,000 in the Fund. A 2.00% redemption fee will be applied to any redemption less than 90 days from the purchase date. The Fund's performance assumes the reinvestment of all dividends and distributions. The BBHY2%ICI and the LHYFA have been adjusted to reflect reinvestment of dividends on securities in the indices.
2	The BBHY2%ICI is an issuer-constrained version of the Bloomberg Barclays U.S. Corporate High-Yield Index that measures the market of USD-denominated, noninvestment-grade, fixed-rate, taxable corporate bonds. The index follows the same rules as the uncapped index but limits the exposure of each issuer to 2% of the total market value and redistributes any excess market value index-wide on a pro-rata basis. Effective August 24, 2016, the name of the BBHY2%ICI changed from “Barclays U.S. Corporate High Yield 2% Issuer Capped Index” to “Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index.” The BBHY2%ICI is not adjusted to reflect sales charges, expenses or other fees that the Securities and Exchange Commission (SEC) requires to be reflected in the Fund's performance. The index is unmanaged and unlike the Fund, is not affected by cash flows. It is not possible to invest directly in an index.
3	Lipper figures represent the average of the total returns reported by all funds designated by Lipper, Inc., as falling into the respective category and is not adjusted to reflect any sales charges. The Lipper figures in the Growth of $10,000 line graph are based on historical return information published by Lipper and reflect the return of the funds comprising the category in the year of publication. Because the funds designated by Lipper as falling into the category can change over time, the Lipper figures in the line graph may not match the Lipper figures in the Average Annual Total Returns table, which reflect the return of the funds that currently comprise the category.
4	The Fund's R6 Shares commenced operations on June 29, 2016. For the period prior to the commencement of operations of the R6 Shares, the performance information shown is for Institutional Shares adjusted to reflect the expenses of R6 Shares for each year for which the Fund's R6 expenses would have exceeded the actual expenses paid by the Fund's Institutional Shares.
Annual Shareholder Report

Portfolio of Investments Summary Tables (unaudited)
At October 31, 2016, the Fund's index classification1 was as follows:
Index Classification	Percentage of Total Net Assets[2]
Health Care	10.4%
Technology	10.0%
Cable Satellite	7.3%
Midstream	6.9%
Media Entertainment	6.3%
Packaging	5.9%
Independent Energy	5.7%
Wireless Communications	4.8%
Financial Institutions	3.8%
Pharmaceuticals	3.6%
Gaming	3.5%
Other[3]	29.3%
Cash Equivalents[4]	2.0%
Other Assets and Liabilities—Net[5]	0.5%
TOTAL	100.0%
1	Index classifications are based upon, and individual portfolio securities are assigned to, the classifications and sub-classifications of the Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index (BBHY2%ICI). Individual portfolio securities that are not included in the BBHY2%ICI are assigned to an index classification by the Fund's Adviser.
2	As of the date specified above, the Fund owned shares of one or more affiliated holdings. For purposes of this table, the affiliated holding (other than an affiliated money market fund) is not treated as a single portfolio security, but rather the Fund is treated as owning a pro rata portion of each security and each other asset and liability owned by the affiliated holding. Accordingly, the percentages of total net assets shown in the table will differ from those presented on the Portfolio of Investments.
3	For purposes of this table, index classifications which constitute less than 3.5% of the Fund's total net assets have been aggregated under the designation “Other.”
4	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
5	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Annual Shareholder Report

Portfolio of Investments
October 31, 2016
Principal Amount or Shares			Value
		CORPORATE BONDS—92.4%
		Aerospace/Defense—0.9%
$6,275,000	[1,2]	Engility Corp., Sr. Unsecd. Note, Series 144A, 8.875%, 9/1/2024	$6,424,031
8,155,000		TransDigm, Inc., 5.50%, 10/15/2020	8,409,844
5,450,000		TransDigm, Inc., Sr. Sub. Note, 6.00%, 7/15/2022	5,715,688
8,050,000		TransDigm, Inc., Sr. Sub. Note, 6.50%, 5/15/2025	8,442,437
11,500,000		TransDigm, Inc., Sr. Sub. Note, 6.50%, 7/15/2024	12,161,250
8,600,000	[1,2]	TransDigm, Inc., Sr. Unsecd. Note, Series 144A, 6.375%, 6/15/2026	8,852,668
		TOTAL	50,005,918
		Automotive—3.0%
9,600,000	[1,2]	Adient Global Holdings Ltd., Sr. Unsecd. Note, Series 144A, 4.875%, 8/15/2026	9,466,560
6,150,000	[1,2]	Allison Transmission, Inc., Sr. Unsecd. Note, Series 144A, 5.00%, 10/1/2024	6,288,375
7,750,000		American Axle & Manufacturing Holdings, Inc., Sr. Note, 6.625%, 10/15/2022	8,195,625
1,950,000		American Axle & Manufacturing Holdings, Inc., Sr. Unsecd. Note, 6.25%, 3/15/2021	2,032,875
10,450,000	[1,2]	BCD Acquisition, Inc., Series 144A, 9.625%, 9/15/2023	10,841,875
3,000,000		Cooper-Standard Automotive, Inc., Sr. Unsecd. Note, 5.625%, 11/15/2026	3,018,750
11,225,000	[1,2]	Dana Financing Lux Sarl, Series 144A, 6.50%, 6/1/2026	11,968,656
25,125,000	[1,2]	Gates Global LLC, Series 144A, 6.00%, 7/15/2022	23,868,750
8,575,000		Goodyear Tire & Rubber Co., Sr. Unsecd. Note, 5.00%, 5/31/2026	8,639,312
5,275,000		Goodyear Tire & Rubber Co., Sr. Unsecd. Note, 5.125%, 11/15/2023	5,472,813
10,725,000	[1,2]	International Automotive Components, Sr. Secd. Note, Series 144A, 9.125%, 6/1/2018	10,215,562
10,475,000	[1,2]	J.B. Poindexter & Co., Inc., Sr. Unsecd. Note, Series 144A, 9.00%, 4/1/2022	11,056,362
1,125,000		Lear Corp., 5.25%, 1/15/2025	1,215,000
12,325,000		MPG Holdco I, Inc., Sr. Unsecd. Note, 7.375%, 10/15/2022	12,617,719
8,100,000	[1,2]	Schaeffler Finance BV, Series 144A, 4.75%, 5/15/2023	8,393,625
2,275,000	[1,2]	Schaeffler Verwaltung Zw, Series 144A, 4.125%, 9/15/2021	2,334,719
2,000,000	[1,2]	Schaeffler Verwaltung Zw, Series 144A, 4.50%, 9/15/2023	2,030,000
5,775,000	[1,2]	Schaeffler Verwaltung Zw, Series 144A, 4.75%, 9/15/2026	5,775,000
8,650,000	[1,2]	TI Group Auto Systems LLC, Sr. Unsecd. Note, Series 144A, 8.75%, 7/15/2023	9,169,000
2,150,000		Tenneco, Inc., Sr. Unsecd. Note, 5.00%, 7/15/2026	2,166,125
Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Automotive—continued
$1,650,000		Tenneco, Inc., Sr. Unsecd. Note, 5.375%, 12/15/2024	$1,730,438
8,025,000	[1,2]	ZF North America Capital, Inc., Series 144A, 4.75%, 4/29/2025	8,496,469
		TOTAL	164,993,610
		Building Materials—1.8%
2,375,000		Allegion PLC, Sr. Unsecd. Note, 5.875%, 9/15/2023	2,570,938
4,200,000		Allegion US Holdings Co., Inc., Sr. Unsecd. Note, 5.75%, 10/1/2021	4,383,750
10,450,000	[1,2]	American Builders & Contractors Supply Co., Inc., Series 144A, 5.625%, 4/15/2021	10,841,875
2,125,000	[1,2]	American Builders & Contractors Supply Co., Inc., Sr. Unsecd. Note, Series 144A, 5.75%, 12/15/2023	2,220,625
3,625,000		Beacon Roofing Supply, Inc., 6.375%, 10/1/2023	3,896,875
4,650,000	[1,2]	Building Materials Corp. of America, Sr. Unsecd. Note, Series 144A, 6.00%, 10/15/2025	4,986,892
4,975,000	[1,2]	HD Supply, Inc., Series 144A, 5.25%, 12/15/2021	5,304,594
3,975,000	[1,2]	HD Supply, Inc., Series 144A, 5.75%, 4/15/2024	4,183,688
4,425,000	[1,2]	Masonite International Corp., Sr. Unsecd. Note, Series 144A, 5.625%, 3/15/2023	4,602,000
11,250,000	[1,2]	NCI Building System, Inc., Sr. Unsecd. Note, Series 144A, 8.25%, 1/15/2023	12,360,937
7,700,000		Ply Gem Industries, Inc., 6.50%, 2/1/2022	8,064,595
21,750,000	[1,2]	RSI Home Products, Inc., Series 144A, 6.50%, 3/15/2023	23,163,750
1,400,000	[1,2]	Standard Industries, Inc., Series 144A, 5.50%, 2/15/2023	1,463,000
2,050,000	[1,2]	USG Corp., Sr. Note, Series 144A, 5.875%, 11/1/2021	2,149,938
8,450,000	[1,2]	USG Corp., Sr. Unsecd. Note, Series 144A, 5.50%, 3/1/2025	9,030,937
1,550,000	[1,2]	USG Corp., Sr. Unsecd. Note, Series 144A, 7.875%, 3/30/2020	1,615,582
		TOTAL	100,839,976
		Cable Satellite—6.9%
1,525,000	[1,2]	Altice US Finance I Corp., Series 144A, 5.375%, 7/15/2023	1,572,656
3,725,000	[1,2]	Altice US Finance I Corp., Series 144A, 5.50%, 5/15/2026	3,808,813
14,550,000	[1,2]	Altice US Finance I Corp., Sr. Unsecd. Note, Series 144A, 7.75%, 7/15/2025	15,641,250
1,600,000		CCO Holdings LLC/Cap Corp., 5.25%, 9/30/2022	1,670,000
9,325,000		CCO Holdings LLC/Cap Corp., 5.75%, 9/1/2023	9,861,187
5,550,000	[1,2]	CCO Holdings LLC/Cap Corp., Series 144A, 5.375%, 5/1/2025	5,716,500
10,850,000	[1,2]	CCO Holdings LLC/Cap Corp., Series 144A, 5.75%, 2/15/2026	11,331,469
4,275,000	[1,2]	CCO Holdings LLC/Cap Corp., Sr. Sub. Secd. Note, Series 144A, 5.50%, 5/1/2026	4,403,250
5,925,000	[1,2]	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, Series 144A, 5.875%, 4/1/2024	6,265,688
Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Cable Satellite—continued
$2,100,000	[1,2]	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, Series 144A, 5.875%, 5/1/2027	$2,205,000
2,150,000		CSC Holdings, Inc., Sr. Unsecd. Note, 5.25%, 6/1/2024	2,015,625
2,900,000	[1,2]	CSC Holdings, Inc., Sr. Unsecd. Note, Series 144A, 5.50%, 4/15/2027	2,948,938
6,450,000		Cablevision Systems Corp., Sr. Unsecd. Note, 5.875%, 9/15/2022	5,966,250
4,150,000	[1,2]	Cequel Communications Holdings, Sr. Unsecd. Note, Series 144A, 5.125%, 12/15/2021	4,056,625
13,050,000	[1,2]	Cequel Communications Holdings, Sr. Unsecd. Note, Series 144A, 5.125%, 12/15/2021	12,919,500
9,375,000		Charter Communications Holdings II, 5.125%, 2/15/2023	9,726,562
8,725,000		Charter Communications Holdings II, 5.75%, 1/15/2024	9,248,500
4,250,000		Charter Communications Holdings II, 6.625%, 1/31/2022	4,435,938
7,725,000		DISH DBS Corp., 5.00%, 3/15/2023	7,628,438
12,050,000		DISH DBS Corp., 5.875%, 7/15/2022	12,532,000
12,125,000		DISH DBS Corp., Sr. Unsecd. Note, 5.875%, 11/15/2024	12,253,828
8,100,000		DISH DBS Corp., Sr. Unsecd. Note, 7.75%, 7/1/2026	8,915,103
4,575,000		Intelsat (Luxembourg) S.A., 7.75%, 6/1/2021	1,509,750
11,925,000		Intelsat (Luxembourg) S.A., Sr. Unsecd. Note, 8.125%, 6/1/2023	3,994,875
8,850,000		Intelsat Jackson Holdings S.A., 7.25%, 10/15/2020	6,681,750
7,175,000	[1,2]	Intelsat Jackson Holdings S.A., Series 144A, 8.00%, 2/15/2024	7,304,150
19,025,000		Intelsat Jackson Holdings S.A., Sr. Unsecd. Note, 5.50%, 8/1/2023	12,699,187
12,500,000		Intelsat Jackson Holdings S.A., Sr. Unsecd. Note, 7.50%, 4/1/2021	9,250,000
9,150,000	[1,2]	Neptune Finco Corp., Sr. Unsecd. Note, Series 144A, 10.125%, 1/15/2023	10,339,500
17,925,000	[1,2]	Neptune Finco Corp., Sr. Unsecd. Note, Series 144A, 10.875%, 10/15/2025	20,658,562
7,375,000	[1,2]	Neptune Finco Corp., Sr. Unsecd. Note, Series 144A, 6.625%, 10/15/2025	8,011,094
18,125,000	[1,2]	Sirius XM Radio, Inc., Series 144A, 4.625%, 5/15/2023	18,306,250
7,425,000	[1,2]	Sirius XM Radio, Inc., Series 144A, 6.00%, 7/15/2024	7,898,344
8,475,000	[1,2]	Sirius XM Radio, Inc., Sr. Unsecd. Note, Series 144A, 5.375%, 4/15/2025	8,686,875
8,350,000	[1,2]	Sirius XM Radio, Inc., Sr. Unsecd. Note, Series 144A, 5.375%, 7/15/2026	8,503,957
2,625,000	[1,2]	Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, Series 144A, 5.00%, 1/15/2025	2,674,219
7,450,000	[1,2]	Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, Series 144A, 5.50%, 1/15/2023	7,748,000
16,475,000	[1,2]	Unitymedia KabelBW GmbH, Series 144A, 6.125%, 1/15/2025	17,257,562
16,650,000	[1,2]	Virgin Media Secured Finance PLC, Series 144A, 5.25%, 1/15/2026	16,650,000
Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Cable Satellite—continued
$2,825,000	[1,2]	Virgin Media Secured Finance PLC, Series 144A, 5.50%, 8/15/2026	$2,863,844
9,350,000	[1,2]	Virgin Media Secured Finance PLC, Series 144A, 6.375%, 4/15/2023	9,583,750
8,300,000	[1,2]	Virgin Media, Inc., Sr. Unsecd. Note, Series 144A, 5.75%, 1/15/2025	8,248,125
3,925,000	[1,2]	Virgin Media, Inc., Sr. Unsecd. Note, Series 144A, 6.00%, 10/15/2024	3,998,594
15,800,000	[1,2]	Ziggo Finance BV, Sec. Fac. Bond, Series 144A, 5.50%, 1/15/2027	15,558,070
3,450,000	[1,2]	Ziggo Finance BV, Sr. Unsecd. Note, Series 144A, 5.875%, 1/15/2025	3,441,375
9,500,000	[1,2]	Ziggo Finance BV, Sr. Unsecd. Note, Series 144A, 6.00%, 1/15/2027	9,351,562
		TOTAL	376,342,515
		Chemicals—2.3%
8,150,000		Ashland, Inc., 4.75%, 8/15/2022	8,450,490
4,225,000	[1,2]	Axalta Coating Systems LLC, Sr. Unsecd. Note, Series 144A, 4.875%, 8/15/2024	4,298,938
14,050,000	[1,2]	Compass Minerals International, Inc., Series 144A, 4.875%, 7/15/2024	13,435,312
7,725,000	[1,2]	Eco Services Operations LLC, Sr. Unsecd. Note, Series 144A, 8.50%, 11/1/2022	8,285,063
10,950,000		Hexion U.S. Finance Corp., 6.625%, 4/15/2020	9,636,000
11,750,000		Hexion U.S. Finance Corp., Sr. Secd. Note, 8.875%, 2/1/2018	11,227,125
10,575,000		Huntsman International LLC, Sr. Unsecd. Note, 4.875%, 11/15/2020	11,024,437
10,050,000		Huntsman International LLC, Sr. Unsecd. Note, 5.125%, 11/15/2022	10,452,000
6,550,000	[1,2]	PQ Corp., Series 144A, 6.75%, 11/15/2022	7,082,188
5,450,000	[1,2]	Platform Specialty Products Corp., Sr. Unsecd. Note, Series 144A, 10.375%, 5/1/2021	5,899,625
33,425,000	[1,2]	Platform Specialty Products Corp., Sr. Unsecd. Note, Series 144A, 6.50%, 2/1/2022	32,589,375
5,225,000	[1,2]	WR Grace & Co., Conn., Sr. Unsecd. Note, Series 144A, 5.625%, 10/1/2024	5,675,656
		TOTAL	128,056,209
		Construction Machinery—0.4%
6,175,000	[1,2]	Cloud Crane LLC, Series 144A, 10.125%, 8/1/2024	6,452,875
3,375,000		United Rentals, Inc., 4.625%, 7/15/2023	3,497,344
3,475,000		United Rentals, Inc., 5.75%, 11/15/2024	3,622,688
8,350,000		United Rentals, Inc., Sr. Unsecd. Note, 5.50%, 7/15/2025	8,485,687
1,200,000		United Rentals, Inc., Sr. Unsecd. Note, 6.125%, 6/15/2023	1,263,000
		TOTAL	23,321,594
		Consumer Cyclical Services—0.8%
10,450,000	[1,2]	Garda World Security Corp., Series 144A, 7.25%, 11/15/2021	10,032,000
6,600,000	[1,2]	Garda World Security Corp., Series 144A, 7.25%, 11/15/2021	6,336,000
19,450,000	[1,2]	Hearthside Group Holdings LLC, Series 144A, 6.50%, 5/1/2022	19,304,125
Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Consumer Cyclical Services—continued
$3,025,000	[1,2]	IHS Markit Ltd., Sr. Unsecd. Note, Series 144A, 5.00%, 11/1/2022	$3,214,063
1,450,000		ServiceMaster Co., Sr. Unsecd. Note, 7.10%, 3/1/2018	1,500,750
4,050,000		ServiceMaster Co., Sr. Unsecd. Note, 7.45%, 8/15/2027	4,313,250
		TOTAL	44,700,188
		Consumer Products—2.6%
28,000,000	[1,2]	AOT Bedding Super Holdings LLC, Series 144A, 8.125%, 10/1/2020	29,103,900
14,400,000		FGI Operating Co. LLC/FGI Finance, Inc., 7.875%, 5/1/2020	12,024,000
19,650,000	[1,2]	First Quality Finance Co., Inc., Series 144A, 4.625%, 5/15/2021	19,821,937
13,050,000	[1,2]	Party City Holdings, Inc., Sr. Unsecd. Note, Series 144A, 6.125%, 8/15/2023	13,914,562
18,400,000	[1,2]	Prestige Brands Holdings, Inc., Series 144A, 5.375%, 12/15/2021	19,182,000
10,175,000	[1,2]	Prestige Brands, Inc., Sr. Unsecd. Note, Series 144A, 6.375%, 3/1/2024	10,861,813
8,350,000		Spectrum Brands, Inc., 5.75%, 7/15/2025	9,080,625
8,175,000		Spectrum Brands, Inc., 6.125%, 12/15/2024	8,992,500
10,200,000		Springs Industries, Inc., 6.25%, 6/1/2021	10,659,000
3,950,000		Tempur Sealy International, Inc., Sr. Unsecd. Note, 5.50%, 6/15/2026	4,078,375
2,000,000	[1,2]	Valvoline Finco Two LLC, Sr. Unsecd. Note, Series 144A, 5.50%, 7/15/2024	2,115,000
4,450,000		Vista Outdoor, Inc., Sr. Unsecd. Note, 5.875%, 10/1/2023	4,695,195
		TOTAL	144,528,907
		Diversified Manufacturing—1.4%
3,175,000	[1,2]	EnerSys, Inc., Sr. Unsecd. Note, Series 144A, 5.00%, 4/30/2023	3,270,250
15,600,000	[1,2]	Entegris, Inc., Series 144A, 6.00%, 4/1/2022	16,204,500
9,150,000	[1,2]	Gardner Denver, Inc., Series 144A, 6.875%, 8/15/2021	8,944,125
10,650,000	[1,2]	Hamilton Sundstrand Corp., Series 144A, 7.75%, 12/15/2020	8,466,750
9,175,000	[1,2]	Milacron LLC, Series 144A, 7.75%, 2/15/2021	9,427,312
15,475,000		WESCO Distribution, Inc., Sr. Unsecd. Note, 5.375%, 12/15/2021	15,881,219
12,175,000	[1,2]	WESCO Distribution, Inc., Sr. Unsecd. Note, Series 144A, 5.375%, 6/15/2024	12,345,450
		TOTAL	74,539,606
		Financial Institutions—3.6%
4,250,000		AerCap Ireland Capital Ltd./AerCap Global Aviation Trust, Sr. Unsecd. Note, 4.50%, 5/15/2021	4,428,500
4,200,000		AerCap Ireland Capital Ltd./AerCap Global Aviation Trust, Sr. Unsecd. Note, 4.625%, 7/1/2022	4,394,250
6,100,000		Ally Financial, Inc., 4.75%, 9/10/2018	6,283,671
3,100,000		Ally Financial, Inc., Company Guarantee, 6.25%, 12/1/2017	3,216,250
22,675,000		Ally Financial, Inc., Sr. Sub. Note, 5.75%, 11/20/2025	23,298,562
Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Financial Institutions—continued
$2,825,000		Ally Financial, Inc., Sr. Unsecd. Note, 3.50%, 1/27/2019	$2,832,063
7,100,000		Ally Financial, Inc., Sr. Unsecd. Note, 3.75%, 11/18/2019	7,146,150
4,975,000		Ally Financial, Inc., Sr. Unsecd. Note, 4.125%, 2/13/2022	4,988,980
1,150,000		Ally Financial, Inc., Sr. Unsecd. Note, 4.125%, 3/30/2020	1,171,563
6,125,000		Ally Financial, Inc., Sr. Unsecd. Note, 4.625%, 3/30/2025	6,255,156
1,950,000		Ally Financial, Inc., Sr. Unsecd. Note, 4.625%, 5/19/2022	1,998,750
3,600,000		Ally Financial, Inc., Sr. Unsecd. Note, 5.125%, 9/30/2024	3,780,000
2,475,000	[1,2]	CIT Group Holdings, Inc., Sr. 2nd Priority Note, Series 144A, 6.625%, 4/1/2018	2,604,938
4,525,000		CIT Group, Inc., Sr. Unsecd. Note, 5.00%, 8/1/2023	4,830,437
12,975,000	[1,2]	Hub Holdings LLC/Hub Hol, Sr. Unsecd. Note, Series 144A, 8.125%, 7/15/2019	12,715,500
1,525,000	[1,2]	Hub International Ltd., Series 144A, 9.25%, 2/15/2021	1,586,000
30,375,000	[1,2]	Hub International Ltd., Sr. Unsecd. Note, Series 144A, 7.875%, 10/1/2021	31,210,312
3,125,000		International Lease Finance Corp., 4.625%, 4/15/2021	3,272,938
10,750,000		International Lease Finance Corp., 5.875%, 8/15/2022	11,865,635
3,800,000		Navient Corp., Sr. Unsecd. Note, 5.50%, 1/25/2023	3,462,750
19,150,000		Navient Corp., Sr. Unsecd. Note, 5.875%, 10/25/2024	17,187,125
3,050,000		Navient Corp., Sr. Unsecd. Note, 6.625%, 7/26/2021	3,080,500
5,550,000		Navient Corp., Sr. Unsecd. Note, 7.25%, 9/25/2023	5,543,062
2,050,000		Navient Corp., Sr. Unsecd. Note, Series MTN, 6.125%, 3/25/2024	1,886,000
30,250,000	[1,2]	Quicken Loans, Inc., Series 144A, 5.75%, 5/1/2025	30,023,125
		TOTAL	199,062,217
		Food & Beverage—2.5%
29,475,000	[1,2]	Anna Merger Sub, Inc., Series 144A, 7.75%, 10/1/2022	25,448,715
3,261,000		Aramark Corp., Sr. Unsecd. Note, 5.75%, 3/15/2020	3,356,792
4,100,000		Aramark Services, Inc., Sr. Unsecd. Note, 5.125%, 1/15/2024	4,305,000
6,775,000	[1,2]	Aramark Services, Inc., Sr. Unsecd. Note, Series 144A, 5.125%, 1/15/2024	7,113,750
1,925,000	[1,2]	Performance Food Group, Inc., Series 144A, 5.50%, 6/1/2024	1,987,563
12,675,000		Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., 4.875%, 5/1/2021	13,086,937
3,250,000		Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., Sr. Unsecd. Note, 5.875%, 1/15/2024	3,499,860
15,375,000	[1,2]	Post Holdings, Inc., Sr. Unsecd. Note, Series 144A, 5.00%, 8/15/2026	14,952,187
2,100,000	[1,2]	Post Holdings, Inc., Sr. Unsecd. Note, Series 144A, 6.00%, 12/15/2022	2,223,375
4,750,000	[1,2]	Post Holdings, Inc., Sr. Unsecd. Note, Series 144A, 7.75%, 3/15/2024	5,244,000
19,775,000	[1,2]	Post Holdings, Inc., Sr. Unsecd. Note, Series 144A, 8.00%, 7/15/2025	22,642,375
Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Food & Beverage—continued
$10,850,000		Smithfield Foods, Inc., 6.625%, 8/15/2022	$11,494,490
2,550,000	[1,2]	Smithfield Foods, Inc., Sr. Note, Series 144A, 5.875%, 8/1/2021	2,671,125
15,800,000	[1,2]	U.S. Foodservice, Inc., Sr. Unsecd. Note, Series 144A, 5.875%, 6/15/2024	16,629,500
		TOTAL	134,655,669
		Gaming—3.3%
6,000,000	[1,2]	Boyd Gaming Corp., Series 144A, 6.375%, 4/1/2026	6,450,000
12,275,000		Boyd Gaming Corp., Sr. Unsecd. Note, 6.875%, 5/15/2023	13,195,625
14,350,000	[1,2]	Chester Downs & Marina, Series 144A, 9.25%, 2/1/2020	14,134,750
5,075,000		GLP Capital LP/GLP Financing II, Inc., 5.375%, 11/1/2023	5,461,360
3,000,000		GLP Capital LP/GLP Financing II, Inc., Sr. Unsecd. Note, 5.375%, 4/15/2026	3,187,500
14,375,000		MGM Mirage, Inc., 7.75%, 3/15/2022	16,670,515
6,200,000		MGM Mirage, Inc., Sr. Unsecd. Note, 6.75%, 10/1/2020	6,932,406
3,225,000		MGM Resorts International, 5.25%, 3/31/2020	3,425,556
3,350,000		MGM Resorts International, 6.00%, 3/15/2023	3,634,750
6,275,000		MGM Resorts International, Sr. Unsecd. Note, 4.625%, 9/1/2026	6,071,062
2,825,000	[1,2]	MGP Escrow Issuer LLC/MGP Escrow Co-Issuer, Inc., Series 144A, 5.625%, 5/1/2024	3,013,993
12,800,000	[1,2]	Mohegan Tribal Gaming Authority, Sr. Unsecd. Note, Series 144A, 7.875%, 10/15/2024	13,024,000
16,125,000		Penn National Gaming, Inc., 5.875%, 11/1/2021	16,770,000
15,600,000	[1,2]	Pinnacle Entertainment, Inc., Series 144A, 5.625%, 5/1/2024	15,701,400
12,825,000	[1,2]	Rivers Pittsburgh LP, Series 144A, 6.125%, 8/15/2021	13,273,875
22,075,000	[1,2]	Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC, Series 144A, 5.875%, 5/15/2021	21,992,219
1,285,000	[1,2]	Seminole Tribe of Florida, Bond, Series 144A, 7.804%, 10/1/2020	1,307,488
14,800,000		Station Casinos, Inc., Sr. Note, 7.50%, 3/1/2021	15,582,668
		TOTAL	179,829,167
		Health Care—9.9%
4,750,000		Acadia Healthcare Co., Inc., Sr. Unsecd. Note, 5.625%, 2/15/2023	4,779,688
17,800,000		Acadia Healthcare Co., Inc., Sr. Unsecd. Note, 6.50%, 3/1/2024	18,311,750
19,350,000	[1,2]	Air Medical Group Holdings, Inc., Sr. Unsecd. Note, Series 144A, 6.375%, 5/15/2023	18,769,500
2,250,000		Amsurg Corp., Sr. Unsecd. Note, 5.625%, 11/30/2020	2,309,063
13,600,000		Amsurg Corp., Sr. Unsecd. Note, 5.625%, 7/15/2022	13,923,000
8,150,000		CHS/Community Health Systems, Inc., 5.125%, 8/1/2021	7,559,125
43,925,000		CHS/Community Health Systems, Inc., Sr. Unsecd. Note, 6.875%, 2/1/2022	32,943,750
Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Health Care—continued
$3,750,000		DaVita HealthCare Partners, Inc., 5.00%, 5/1/2025	$3,628,125
5,825,000		DaVita HealthCare Partners, Inc., 5.125%, 7/15/2024	5,690,297
6,675,000		DaVita HealthCare Partners, Inc., 5.75%, 8/15/2022	6,875,250
10,425,000		Emdeon, Inc., 11.00%, 12/31/2019	10,948,856
6,875,000	[1,2]	Emdeon, Inc., Sr. Unsecd. Note, Series 144A, 6.00%, 2/15/2021	7,235,938
20,975,000	[1,2]	Envision Healthcare Holdings, Inc., Series 144A, 5.125%, 7/1/2022	20,962,415
8,875,000		HCA, Inc., 4.50%, 2/15/2027	8,786,250
1,750,000		HCA, Inc., 4.75%, 5/1/2023	1,826,563
12,200,000		HCA, Inc., 5.00%, 3/15/2024	12,779,500
3,425,000		HCA, Inc., 5.25%, 6/15/2026	3,589,400
9,150,000		HCA, Inc., 5.875%, 2/15/2026	9,630,375
10,700,000		HCA, Inc., 5.875%, 5/1/2023	11,368,750
2,575,000		HCA, Inc., 6.25%, 2/15/2021	2,784,219
4,500,000		HCA, Inc., Bond, 5.875%, 3/15/2022	4,961,250
6,200,000		HCA, Inc., Sr. Secd. Note, 6.50%, 2/15/2020	6,878,125
22,550,000		HCA, Inc., Sr. Unsecd. Note, 5.375%, 2/1/2025	23,079,925
16,325,000		HCA, Inc., Sr. Unsecd. Note, 7.50%, 2/15/2022	18,610,500
14,800,000		HCA, Inc., Term Loan—1st Lien, 5.25%, 4/15/2025	15,540,000
19,950,000		Iasis Healthcare, Sr. Unsecd. Note, 8.375%, 5/15/2019	19,102,125
7,675,000		LifePoint Health, Inc., 5.875%, 12/1/2023	7,809,313
9,975,000		LifePoint Health, Inc., Sr. Unsecd. Note, 5.50%, 12/1/2021	10,333,531
5,000,000	[1,2]	LifePoint Health, Inc., Sr. Unsecd. Note, Series 144A, 5.375%, 5/1/2024	4,981,500
2,550,000	[1,2]	MEDNAX, Inc., Sr. Unsecd. Note, Series 144A, 5.25%, 12/1/2023	2,671,125
19,525,000	[1,2]	MPH Acquisition Holdings LLC, Series 144A, 7.125%, 6/1/2024	20,938,610
45,625,000	[1,2]	Ortho-Clinical Diagnostics, Inc., Series 144A, 6.625%, 5/15/2022	39,351,562
14,075,000	[1,2]	SteriGenics Nordion Topc, Sr. Unsecd. Note, Series 144A, 8.125%, 11/1/2021	13,828,687
23,675,000	[1,2]	Sterigenics-Nordion Holdings LLC, Sr. Unsecd. Note, Series 144A, 6.50%, 5/15/2023	24,385,250
16,575,000	[1,2]	Surgical Care Affiliates, Inc., Sr. Unsecd. Note, Series 144A, 6.00%, 4/1/2023	17,320,875
14,975,000	[1,2]	Team Health, Inc., Sr. Unsecd. Note, Series 144A, 7.25%, 12/15/2023	16,959,187
4,075,000		Teleflex, Inc., Sr. Unsecd. Note, 4.875%, 6/1/2026	4,207,438
5,026,000		Teleflex, Inc., Sr. Unsecd. Note, 5.25%, 6/15/2024	5,227,040
20,775,000		Tenet Healthcare Corp., 8.125%, 4/1/2022	20,411,437
9,300,000		Tenet Healthcare Corp., Note, 4.375%, 10/1/2021	9,300,000
7,925,000		Tenet Healthcare Corp., Sr. Secd. Note, 4.50%, 4/1/2021	7,964,625
24,925,000		Tenet Healthcare Corp., Sr. Unsecd. Note, 6.75%, 6/15/2023	22,931,000
Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Health Care—continued
$17,625,000	[1,2]	Vizient, Inc., Sr. Unsecd. Note, Series 144A, 10.375%, 3/1/2024	$19,695,937
		TOTAL	541,190,856
		Independent Energy—5.4%
5,825,000		Antero Resources Corp., 6.00%, 12/1/2020	5,999,750
6,750,000		Antero Resources Corp., Sr. Unsecd. Note, 5.125%, 12/1/2022	6,834,375
4,000,000		Antero Resources Corp., Sr. Unsecd. Note, 5.625%, 6/1/2023	4,100,000
3,700,000		Antero Resources Finance Corp., 5.375%, 11/1/2021	3,755,500
2,925,000	[1,2]	Callon Petroleum Corp., Sr. Unsecd. Note, Series 144A, 6.125%, 10/1/2024	3,020,063
4,775,000		Carrizo Oil & Gas, Inc., 6.25%, 4/15/2023	4,977,937
10,250,000		Carrizo Oil & Gas, Inc., Sr. Unsecd. Note, 7.50%, 9/15/2020	10,637,634
3,550,000		Chesapeake Energy Corp., 5.75%, 3/15/2023	3,088,500
11,275,000	[1,2]	Chesapeake Energy Corp., Series 144A, 8.00%, 12/15/2022	11,500,500
2,775,000		Chesapeake Energy Corp., Sr. Unsecd. Note, 4.875%, 4/15/2022	2,372,625
3,575,000		Chesapeake Energy Corp., Sr. Unsecd. Note, 5.375%, 6/15/2021	3,128,125
3,175,000		Chesapeake Energy Corp., Sr. Unsecd. Note, 6.875%, 11/15/2020	3,008,313
14,050,000		Continental Resources, Inc., 4.50%, 4/15/2023	13,452,875
575,000	[1,2]	Crownrock LP/Crownrock F, Series 144A, 7.125%, 4/15/2021	595,125
2,925,000	[1,2]	Crownrock LP/Crownrock F, Unsecd. Note, Series 144A, 7.75%, 2/15/2023	3,137,063
4,225,000	[1,2]	Diamondback Energy, Inc., Sr. Unsecd. Note, Series 144A, 4.75%, 11/1/2024	4,230,281
3,150,000		EP Energy LLC/Everest Acquisition Finance, Inc., Sr. Unsecd. Note, 6.375%, 6/15/2023	2,157,750
1,950,000		EP Energy LLC/Everest Acquisition Finance, Inc., Sr. Unsecd. Note, 7.75%, 9/1/2022	1,335,750
3,000,000		EP Energy/EP Finance, Inc., 9.375%, 5/1/2020	2,362,500
3,050,000		Gulfport Energy Corp., Sr. Unsecd. Note, 6.625%, 5/1/2023	3,217,750
9,400,000		Gulfport Energy Corp., Sr. Unsecd. Note, 7.75%, 11/1/2020	9,773,650
6,375,000	[1,2]	Gulfport Energy Corp., Sr. Unsecd. Note, Series 144A, 6.00%, 10/15/2024	6,494,531
8,400,000	[1,2]	Halcon Resources Corp., Series 144A, 8.625%, 2/1/2020	8,610,000
5,900,000		Laredo Petroleum, 5.625%, 1/15/2022	5,782,000
4,275,000		Laredo Petroleum, Sr. Unsecd. Note, 6.25%, 3/15/2023	4,317,750
5,200,000		Laredo Petroleum, Sr. Unsecd. Note, 7.375%, 5/1/2022	5,382,000
3,875,000		Legacy Reserves, 6.625%, 12/1/2021	2,208,750
5,575,000		Newfield Exploration Co., Sr. Unsecd. Note, 5.625%, 7/1/2024	5,825,875
4,250,000		Northern Oil and Gas, Inc., 8.00%, 6/1/2020	3,251,250
12,625,000		Northern Oil and Gas, Inc., Sr. Note, 8.00%, 6/1/2020	10,036,875
Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Independent Energy—continued
$3,775,000		Oasis Petroleum, Inc., 6.875%, 1/15/2023	$3,718,375
12,125,000		Oasis Petroleum, Inc., 6.875%, 3/15/2022	12,064,375
3,600,000		Oasis Petroleum, Inc., Company Guarantee, 6.50%, 11/1/2021	3,595,500
2,650,000		PDC Energy, Inc., 7.75%, 10/15/2022	2,828,875
2,050,000	[1,2]	PDC Energy, Inc., Sr. Unsecd. Note, Series 144A, 6.125%, 9/15/2024	2,137,125
1,850,000	[1,2]	Parsley Energy LLC/Parsley Finance Corp., Series 144A, 6.25%, 6/1/2024	1,951,750
3,575,000		QEP Resources, Inc., Sr. Unsecd. Note, 5.25%, 5/1/2023	3,530,313
5,175,000		QEP Resources, Inc., Sr. Unsecd. Note, 6.875%, 3/1/2021	5,472,562
7,200,000		RSP Permian, Inc., Sr. Unsecd. Note, 6.625%, 10/1/2022	7,623,000
8,219,000		Range Resources Corp., Sr. Unsecd. Note, 4.875%, 5/15/2025	7,894,432
2,800,000	[1,2]	Range Resources Corp., Sr. Unsecd. Note, Series 144A, 5.00%, 3/15/2023	2,723,000
1,250,000	[1,2]	Range Resources Corp., Sr. Unsecd. Note, Series 144A, 5.00%, 8/15/2022	1,225,000
875,000	[1,2]	Range Resources Corp., Sr. Unsecd. Note, Series 144A, 5.75%, 6/1/2021	892,500
11,200,000		Rice Energy, Inc., Sr. Unsecd. Note, 6.25%, 5/1/2022	11,452,000
2,575,000		Rice Energy, Inc., Sr. Unsecd. Note, 7.25%, 5/1/2023	2,742,375
5,000,000		SM Energy Co., Sr. Unsecd. Note, 5.00%, 1/15/2024	4,675,000
5,175,000		SM Energy Co., Sr. Unsecd. Note, 5.625%, 6/1/2025	4,955,062
1,225,000		SM Energy Co., Sr. Unsecd. Note, 6.125%, 11/15/2022	1,237,250
7,650,000		SM Energy Co., Sr. Unsecd. Note, 6.50%, 1/1/2023	7,650,000
1,050,000		SM Energy Co., Sr. Unsecd. Note, 6.50%, 11/15/2021	1,067,063
2,100,000		SM Energy Co., Sr. Unsecd. Note, 6.75%, 9/15/2026	2,156,438
15,500,000		Southwestern Energy Co., Sr. Unsecd. Note, 4.10%, 3/15/2022	13,950,000
1,925,000		WPX Energy, Inc., Sr. Unsecd. Note, 5.25%, 9/15/2024	1,838,375
4,725,000		WPX Energy, Inc., Sr. Unsecd. Note, 6.00%, 1/15/2022	4,736,812
900,000		WPX Energy, Inc., Sr. Unsecd. Note, 7.50%, 8/1/2020	952,875
3,225,000		WPX Energy, Inc., Sr. Unsecd. Note, 8.25%, 8/1/2023	3,499,125
825,000		Whiting Petroleum Corp., Sr. Unsecd. Note, 5.00%, 3/15/2019	787,875
3,600,000		Whiting Petroleum Corp., Sr. Unsecd. Note, 5.75%, 3/15/2021	3,357,000
18,000,000		Whiting Petroleum Corp., Sr. Unsecd. Note, 6.25%, 4/1/2023	16,695,000
		TOTAL	292,004,154
		Industrial - Other—1.8%
3,375,000		Anixter International, Inc., 5.125%, 10/1/2021	3,543,750
3,600,000		Anixter International, Inc., 5.625%, 5/1/2019	3,829,500
6,825,000		Anixter, Inc., 5.50%, 3/1/2023	7,208,906
Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Industrial - Other—continued
$11,650,000	[1,2]	Belden, Inc., Sr. Sub., Series 144A, 5.25%, 7/15/2024	$11,795,625
10,900,000	[1,2]	Belden, Inc., Sr. Sub., Series 144A, 5.50%, 9/1/2022	11,199,750
11,550,000	[1,2]	Cleaver-Brooks, Inc., Series 144A, 8.75%, 12/15/2019	12,127,500
23,275,000	[1,2]	Hillman Group, Inc., Unsecd. Note, Series 144A, 6.375%, 7/15/2022	21,703,937
14,100,000	[1,2]	Mirror Bidco/Dematic, Series 144A, 7.75%, 12/15/2020	14,699,250
11,075,000	[1,2]	Unifrax Investment Corp., Series 144A, 7.50%, 2/15/2019	10,715,063
		TOTAL	96,823,281
		Leisure—0.5%
5,150,000	[1,2]	AMC Entertainment Holdings, Inc., Sr. Sub. Note, Series 144A, 5.875%, 11/15/2026	5,201,500
1,050,000		Cedar Fair LP, Sr. Unsecd. Note, 5.25%, 3/15/2021	1,089,921
300,000		Cedar Fair LP, Sr. Unsecd. Note, 5.375%, 6/1/2024	318,000
3,575,000		Cinemark USA, Inc., 5.125%, 12/15/2022	3,691,188
150,000	[1,3,4,5,6]	Hard Rock Park Operations LLC, Sr. Secd. Note, Series 144A, 7.40%, 4/1/2012	0
4,275,000	[1,2]	Live Nation Entertainment, Inc., Sr. Unsecd. Note, Series 144A, 4.875%, 11/1/2024	4,275,000
8,675,000		Regal Cinemas, Inc., 5.75%, 2/1/2025	8,761,750
1,700,000		Regal Entertainment Group, Sr. Unsecd. Note, 5.75%, 3/15/2022	1,763,750
		TOTAL	25,101,109
		Lodging—0.3%
6,300,000	[1,2]	Hilton Domestic Operations, Series 144A, 4.25%, 9/1/2024	6,347,250
4,850,000		Hilton Worldwide Finance LLC, Sr. Unsecd. Note, 5.625%, 10/15/2021	4,995,917
2,650,000		RHP Hotel Property/RHP Finance Corp., Sr. Unsecd. Note, 5.00%, 4/15/2023	2,716,250
		TOTAL	14,059,417
		Media Entertainment—6.0%
4,625,000		AMC Networks, Inc., Sr. Unsecd. Note, 4.75%, 12/15/2022	4,734,844
7,275,000		AMC Networks, Inc., Sr. Unsecd. Note, 5.00%, 4/1/2024	7,393,219
3,725,000		CBS Outdoor Americas Capital LLC/Corp., Sr. Unsecd. Note, 5.25%, 2/15/2022	3,869,344
3,875,000		CBS Outdoor Americas Capital LLC/Corp., Sr. Unsecd. Note, 5.625%, 2/15/2024	4,044,531
5,675,000		CBS Outdoor Americas Capital LLC/Corp., Sr. Unsecd. Note, 5.875%, 3/15/2025	5,951,656
7,325,000	[1,2]	CBS Radio, Inc., Sr. Unsecd. Note, Series 144A, 7.25%, 11/1/2024	7,627,156
13,450,000		Clear Channel Communications, Inc., Company Guarantee, 9.00%, 3/1/2021	9,667,187
Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Media Entertainment—continued
$5,150,000	[1,2]	Clear Channel International BV, Sr. Unsecd. Note, Series 144A, 8.75%, 12/15/2020	$5,433,250
2,075,000		Clear Channel Worldwide, Series A, 6.50%, 11/15/2022	2,085,375
18,775,000		Clear Channel Worldwide, Series B, 6.50%, 11/15/2022	19,225,600
5,950,000		Cumulus Media, Inc., Sr. Unsecd. Note, 7.75%, 5/1/2019	2,499,000
9,475,000	[1,2]	EMI Music Publishing Group North America Holdings, Inc., Series 144A, 7.625%, 6/15/2024	10,280,375
6,225,000		Entercom Radio LLC, Sr. Sub. Note, 10.50%, 12/1/2019	6,419,531
8,600,000		Gannett Co., Inc., 6.375%, 10/15/2023	9,126,750
4,425,000	[1,2]	Gannett Co., Inc., Sr. Unsecd. Note, Series 144A, 5.50%, 9/15/2024	4,552,219
4,375,000	[1,2]	Gray Television, Inc., Sr. Unsecd. Note, Series 144A, 5.125%, 10/15/2024	4,254,688
12,650,000	[1,2]	Gray Television, Inc., Sr. Unsecd. Note, Series 144A, 5.875%, 7/15/2026	12,618,375
3,350,000		Lamar Media Corp., 5.875%, 2/1/2022	3,475,625
4,750,000		Lamar Media Corp., Sr. Unsecd. Note, 5.375%, 1/15/2024	5,023,125
1,550,000		Lamar Media Corp., Sr. Unsecd. Note, 5.75%, 2/1/2026	1,665,320
8,625,000		Lin Television Corp., Sr. Unsecd. Note, 5.875%, 11/15/2022	9,067,031
1,475,000		Lin Television Corp., Sr. Unsecd. Note, 6.375%, 1/15/2021	1,526,625
5,750,000		Match Group, Inc., Sr. Unsecd. Note, 6.375%, 6/1/2024	6,231,563
16,225,000		Match Group, Inc., Sr. Unsecd. Note, 6.75%, 12/15/2022	17,320,187
8,500,000	[1,2]	McGraw Hill Global Education Holdings LLC, Sr. Unsecd. Note, Series 144A, 7.875%, 5/15/2024	9,233,125
10,800,000	[1,2]	Nexstar Broadcasting, Inc., Sr. Unsecd. Note, Series 144A, 6.125%, 2/15/2022	11,124,000
7,400,000	[1,2]	Nexstar Escrow Corp., Sr. Unsecd. Note, Series 144A, 5.625%, 8/1/2024	7,363,000
18,575,000	[1,2]	Nielsen Finance LLC/Nielsen Finance Co., Series 144A, 5.00%, 4/15/2022	18,986,993
5,650,000	[1,2]	Nielsen Finance LLC/Nielsen Finance Co., Series 144A, 5.50%, 10/1/2021	5,897,188
13,775,000	[1,2]	Radio One, Inc., Series 144A, 7.375%, 4/15/2022	13,947,187
9,825,000	[1]	Radio One, Inc., Series 144A, 9.25%, 2/15/2020	8,891,625
17,625,000	[1,2]	Sinclair Television Group, Series 144A, 5.625%, 8/1/2024	17,977,500
9,850,000	[1,2]	Sinclair Television Group, Sr. Unsecd. Note, Series 144A, 5.125%, 2/15/2027	9,456,000
4,625,000	[1,2]	Sinclair Television Group, Sr. Unsecd. Note, Series 144A, 5.875%, 3/15/2026	4,786,875
14,500,000	[1,2]	Southern Graphics Systems, Inc., Series 144A, 8.375%, 10/15/2020	14,572,500
13,375,000	[1,2]	Townsquare Media, Inc., Sr. Unsecd. Note, Series 144A, 6.50%, 4/1/2023	13,324,844
Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Media Entertainment—continued
$23,100,000		Tribune Media Co., Sr. Unsecd. Note, 5.875%, 7/15/2022	$23,215,500
3,250,000	[1,2]	WMG Acquisition Corp., Sec. Fac. Bond, Series 144A, 4.875%, 11/1/2024	3,258,125
1,600,000	[1,2]	WMG Acquisition Corp., Series 144A, 5.00%, 8/1/2023	1,624,000
		TOTAL	327,751,038
		Metals & Mining—1.9%
17,850,000		ArcelorMittal SA, 6.125%, 6/1/2025	19,635,000
16,475,000		Freeport-McMoRan, Inc., Sr. Unsecd. Note, 3.875%, 3/15/2023	15,074,625
25,000,000		Freeport-McMoRan, Inc., Sr. Unsecd. Note, 5.40%, 11/14/2034	21,656,250
2,450,000		Steel Dynamics, Inc., Sr. Unsecd. Note, 5.125%, 10/1/2021	2,566,375
1,825,000		Steel Dynamics, Inc., Sr. Unsecd. Note, 5.25%, 4/15/2023	1,898,000
7,800,000		Steel Dynamics, Inc., Sr. Unsecd. Note, 5.50%, 10/1/2024	8,248,500
3,975,000		Steel Dynamics, Inc., Sr. Unsecd. Note, 6.375%, 8/15/2022	4,163,812
5,150,000		Teck Resources Ltd., Sr. Unsecd. Note, 6.00%, 8/15/2040	4,995,500
10,200,000		Teck Resources Ltd., Sr. Unsecd. Note, 6.125%, 10/1/2035	10,149,000
9,925,000	[1,2]	Teck Resources Ltd., Sr. Unsecd. Note, Series 144A, 8.50%, 6/1/2024	11,513,000
5,604,562	[1,2]	Wise Metals Intermediate Holdings LLC/Wise Holdings Finance Corp., Series 144A, 9.75%, 6/15/2019	5,450,437
		TOTAL	105,350,499
		Midstream—6.5%
7,925,000		Access Midstream Partners LP, Sr. Note, 4.875%, 5/15/2023	8,038,637
4,150,000		Access Midstream Partners LP, Sr. Unsecd. Note, 4.875%, 3/15/2024	4,260,577
2,100,000		AmeriGas Financial Corp., Sr. Unsecd. Note, 7.00%, 5/20/2022	2,220,750
5,975,000		AmeriGas Partners LP, Sr. Unsecd. Note, 5.625%, 5/20/2024	6,273,750
16,025,000		AmeriGas Partners LP, Sr. Unsecd. Note, 5.875%, 8/20/2026	16,761,156
7,600,000	[1,2]	Antero Midstream Partners LP, Sr. Unsecd. Note, Series 144A, 5.375%, 9/15/2024	7,671,250
700,000		Atlas Pipeline Partners LP, 5.875%, 8/1/2023	684,320
5,825,000	[1,2]	Cheniere Corpus Christi Holdings LLC, Series 144A, 7.00%, 6/30/2024	6,203,625
1,600,000		Crestwood Midstream Partners LP, Sr. Unsecd. Note, 6.125%, 3/1/2022	1,644,000
4,575,000		Crestwood Midstream Partners LP, Sr. Unsecd. Note, 6.25%, 4/1/2023	4,655,063
4,825,000		Energy Transfer Equity LP, 5.50%, 6/1/2027	4,728,500
16,675,000		Energy Transfer Equity LP, 5.875%, 1/15/2024	16,966,812
3,975,000		Energy Transfer Equity LP, Sr. Unsecd. Note, 7.50%, 10/15/2020	4,352,625
10,175,000		Ferrellgas LP/Ferrellgas Finance Corp., Sr. Unsecd. Note, 6.75%, 6/15/2023	9,539,062
8,650,000		Ferrellgas, L.P., Sr. Unsecd. Note, 6.50%, 5/1/2021	8,195,875
9,875,000		Ferrellgas, L.P., Sr. Unsecd. Note, 6.75%, 1/15/2022	9,307,187
Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Midstream—continued
$13,450,000	[1,2]	Holly Energy Partners LP, Series 144A, 6.00%, 8/1/2024	$14,055,250
8,900,000		Holly Energy Partners LP, Sr. Unsecd. Note, 6.50%, 3/1/2020	9,189,250
1,875,000		Inergy Midstream LP, Sr. Unsecd. Note, 6.00%, 12/15/2020	1,914,844
15,000,000	[1,2]	Kinder Morgan, Inc., Sr. Unsecd. Note, Series 144A, 5.625%, 11/15/2023	16,623,915
3,050,000		MPLX LP, Sr. Unsecd. Note, 4.50%, 7/15/2023	3,142,876
12,850,000		MPLX LP, Sr. Unsecd. Note, 4.875%, 12/1/2024	13,465,721
5,825,000		MPLX LP, Sr. Unsecd. Note, 4.875%, 6/1/2025	6,089,164
6,675,000		Regency Energy Partners LP, 4.50%, 11/1/2023	6,829,820
2,150,000		Regency Energy Partners LP, 5.00%, 10/1/2022	2,310,265
1,650,000		Regency Energy Partners LP, 5.50%, 4/15/2023	1,701,211
2,500,000		Regency Energy Partners LP, 5.875%, 3/1/2022	2,803,430
15,350,000		Sabine Pass LNG LP, 5.625%, 2/1/2021	16,271,000
6,000,000		Sabine Pass LNG LP, 5.625%, 3/1/2025	6,367,500
3,300,000		Sabine Pass LNG LP, 5.625%, 4/15/2023	3,522,750
12,425,000		Sabine Pass LNG LP, 6.25%, 3/15/2022	13,667,500
7,000,000	[1,2]	Sabine Pass LNG LP, Sec. Fac. Bond, Series 144A, 5.00%, 3/15/2027	7,140,000
14,350,000		Suburban Propane Partners LP, 5.50%, 6/1/2024	14,708,750
2,372,000		Suburban Propane Partners LP, 7.375%, 8/1/2021	2,468,363
7,525,000		Suburban Propane Partners LP, Sr. Unsecd. Note, 5.75%, 3/1/2025	7,713,125
19,300,000		Summit Midstream Holdings LLC, 5.50%, 8/15/2022	18,817,500
2,875,000		Summit Midstream Holdings LLC, Sr. Unsecd. Note, 7.50%, 7/1/2021	3,004,375
4,625,000		Targa Resources Partners LP/Targa Resources Partners Finance Corp., Sr. Unsecd. Note, 5.25%, 5/1/2023	4,613,900
5,025,000	[1,2]	Targa Resources Partners LP/Targa Resources Partners Finance Corp., Sr. Unsecd. Note, Series 144A, 5.125%, 2/1/2025	5,037,562
10,275,000	[1,2]	Targa Resources Partners LP/Targa Resources Partners Finance Corp., Sr. Unsecd. Note, Series 144A, 5.375%, 2/1/2027	10,300,687
550,000		Tesoro Logistics LP, Sr. Unsecd. Note, 5.50%, 10/15/2019	587,125
10,671,000		Tesoro Logistics LP, Sr. Unsecd. Note, 5.875%, 10/1/2020	10,951,114
5,050,000		Tesoro Logistics LP, Sr. Unsecd. Note, 6.125%, 10/15/2021	5,286,719
6,050,000		Tesoro Logistics LP, Sr. Unsecd. Note, 6.25%, 10/15/2022	6,443,250
5,075,000		Tesoro Logistics LP, Sr. Unsecd. Note, 6.375%, 5/1/2024	5,493,687
13,511,000		Western Refining Logistics LP/WNRL Finance Corp., Sr. Unsecd. Note, 7.50%, 2/15/2023	14,186,550
7,000,000		Williams Cos., Inc., Sr. Unsecd. Note, 4.55%, 6/24/2024	7,157,500
		TOTAL	353,367,892
Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Oil Field Services—0.4%
$6,350,000		CGG SA, Sr. Unsecd. Note, 6.875%, 1/15/2022	$3,206,750
7,800,000		Weatherford International Ltd., 7.00%, 3/15/2038	6,474,000
9,425,000		Weatherford International Ltd., Sr. Unsecd. Note, 8.25%, 6/15/2023	9,778,438
3,175,000		Weatherford International, Inc., Sr. Unsecd. Note, 6.80%, 6/15/2037	2,555,875
		TOTAL	22,015,063
		Packaging—5.6%
14,150,000	[1,2]	ARD Finance SA, Series 144A, 7.125%, 9/15/2023	14,061,562
3,500,000	[1,2]	Ardagh Packaging Finance PLC, Series 144A, 4.625%, 5/15/2023	3,561,950
2,150,000	[1,2]	Ardagh Packaging Finance PLC, Series 144A, 6.25%, 1/31/2019	2,198,375
7,700,000	[1,2]	Ardagh Packaging Finance PLC, Series 144A, 6.75%, 1/31/2021	7,969,500
1,023,529	[1,2]	Ardagh Packaging Finance PLC, Series 144A, 7.00%, 11/15/2020	1,059,353
8,925,000	[1,2]	Ardagh Packaging Finance PLC, Sr. Unsecd. Note, Series 144A, 6.00%, 6/30/2021	9,192,750
23,075,000	[1,2]	Ardagh Packaging Finance PLC/Ardagh Holdings, Sr. Unsecd. Note, Series 144A, 7.25%, 5/15/2024	24,459,500
1,400,000		Ball Corp., 5.00%, 3/15/2022	1,512,000
13,750,000		Ball Corp., Sr. Unsecd. Note, 5.25%, 7/1/2025	14,695,312
12,125,000		Berry Plastics Corp., 5.125%, 7/15/2023	12,397,813
20,450,000		Berry Plastics Corp., 5.50%, 5/15/2022	21,370,250
5,025,000		Berry Plastics Corp., Term Loan—2nd Lien, 6.00%, 10/15/2022	5,348,459
27,624,000	[1,2]	Bway Holding Co., Series 144A, 9.125%, 8/15/2021	29,005,200
6,825,000		Crown Americas LLC, 4.50%, 1/15/2023	7,029,750
2,725,000	[1,2]	Crown Americas LLC, Sr. Unsecd. Note, Series 144A, 4.25%, 9/30/2026	2,673,906
15,725,000	[1,2]	Multi-Color Corp., Series 144A, 6.125%, 12/1/2022	16,471,937
825,000	[1,2]	Owens-Brockway Glass Container, Inc., Series 144A, 5.00%, 1/15/2022	866,250
9,850,000	[1,2]	Owens-Brockway Glass Container, Inc., Series 144A, 5.375%, 1/15/2025	10,182,438
2,725,000	[1,2]	Owens-Brockway Glass Container, Inc., Series 144A, 5.875%, 8/15/2023	2,908,938
4,250,000	[1,2]	Owens-Brockway Glass Container, Inc., Series 144A, 6.375%, 8/15/2025	4,672,344
12,725,000		Reynolds Group Issuer, Inc./LLC/LU, 5.75%, 10/15/2020	13,075,319
21,575,000	[1,2]	Reynolds Group Issuer, Inc./LLC/LU, Series 144A, 7.00%, 7/15/2024	23,098,734
26,850,000		Reynolds Group, 8.25%, 2/15/2021	28,071,675
901,000		Reynolds Group, 9.875%, 8/15/2019	924,651
1,100,000		Reynolds Group, Sr. Unsecd. Note, 7.95%, 12/15/2025	1,207,250
8,125,000	[1,2]	Sealed Air Corp., Series 144A, 4.875%, 12/1/2022	8,642,969
1,625,000	[1,2]	Sealed Air Corp., Series 144A, 5.25%, 4/1/2023	1,718,438
Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Packaging—continued
$4,050,000	[1,2]	Sealed Air Corp., Sr. Unsecd. Note, Series 144A, 5.125%, 12/1/2024	$4,313,250
9,200,000	[1,2]	Sealed Air Corp., Sr. Unsecd. Note, Series 144A, 5.50%, 9/15/2025	9,832,500
23,750,000	[1,2]	Signode Industrial Group, Series 144A, 6.375%, 5/1/2022	24,106,250
		TOTAL	306,628,623
		Paper—0.3%
2,500,000		Clearwater Paper Corp., Sr. Note, 4.50%, 2/1/2023	2,500,000
13,104,000	[1,2]	Clearwater Paper Corp., Sr. Unsecd. Note, Series 144A, 5.375%, 2/1/2025	13,267,800
		TOTAL	15,767,800
		Pharmaceuticals—3.4%
4,850,000	[1,2]	ENDO Finance LLC/ENDO Finco, Inc., Sr. Unsecd. Note, Series 144A, 5.375%, 1/15/2023	4,146,750
9,725,000	[1,2]	ENDO Finance LLC/ENDO Finco, Inc., Sr. Unsecd. Note, Series 144A, 6.00%, 7/15/2023	8,460,750
14,050,000	[1,2]	ENDO Finance LLC/ENDO Finco, Inc., Sr. Unsecd. Note, Series 144A, 6.50%, 2/1/2025	11,907,375
14,525,000		Grifols Worldwide Operations Ltd., Sr. Unsecd. Note, 5.25%, 4/1/2022	15,251,250
8,100,000	[1,2]	IMS Health, Inc., Sr. Unsecd. Note, Series 144A, 5.00%, 10/15/2026	8,383,500
37,900,000	[1,2]	Jaguar Holding Co. II/Pharmaceutical Product Development LLC, Sr. Unsecd. Note, Series 144A, 6.375%, 8/1/2023	38,203,200
2,425,000	[1,2]	Mallinckrodt International Finance SA/Mallinckrodt CB LLC, Series 144A, 4.875%, 4/15/2020	2,452,281
14,000,000		Mallinckrodt International Finance SA/Mallinckrodt CB LLC, Sr. Unsecd. Note, 4.75%, 4/15/2023	12,267,500
15,125,000	[1,2]	Mallinckrodt International Finance SA/Mallinckrodt CB LLC, Sr. Unsecd. Note, Series 144A, 5.50%, 4/15/2025	14,047,344
7,675,000	[1,2]	Mallinckrodt International Finance SA/Mallinckrodt CB LLC, Sr. Unsecd. Note, Series 144A, 5.625%, 10/15/2023	7,252,875
8,275,000	[1,2]	Valeant Pharmaceuticals International, Inc., Series 144A, 5.625%, 12/1/2021	6,744,125
6,625,000	[1,2]	Valeant Pharmaceuticals International, Inc., Series 144A, 7.50%, 7/15/2021	5,854,844
3,950,000	[1,2]	Valeant Pharmaceuticals International, Inc., Sr. Unsecd. Note, Series 144A, 5.50%, 3/1/2023	3,090,875
34,825,000	[1,2]	Valeant Pharmaceuticals International, Inc., Sr. Unsecd. Note, Series 144A, 6.125%, 4/15/2025	26,902,312
9,275,000	[1,2]	Valeant Pharmaceuticals International, Inc., Sr. Unsecd. Note, Series 144A, 7.25%, 7/15/2022	7,930,125
13,400,000	[1,2]	Vrx Escrow Corp., Series 144A, 5.875%, 5/15/2023	10,385,000
		TOTAL	183,280,106
Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Refining—0.7%
$17,400,000		CVR Refining LLC/Coffeyville Finance, Inc., 6.50%, 11/1/2022	$16,182,000
9,850,000		Northern Tier Energy LLC/Northern Tier Fin Corp., Bond, 7.125%, 11/15/2020	10,120,875
2,425,000		Tesoro Corp., Sr. Unsecd. Note, 5.375%, 10/1/2022	2,500,781
8,500,000		Tesoro Petroleum Corp., 5.125%, 4/1/2024	8,797,500
		TOTAL	37,601,156
		Restaurants—0.8%
21,500,000	[1,2]	1011778 BC Unltd. Liability Co./New Red Finance, Inc., Series 144A, 6.00%, 4/1/2022	22,542,750
6,875,000		NPC INTL/OPER Co. A&B, Inc., 10.50%, 1/15/2020	7,158,594
5,450,000		Yum! Brands, Inc., 3.875%, 11/1/2023	5,429,562
3,500,000	[1,2]	Yum! Brands, Inc., Sr. Unsecd. Note, Series 144A, 5.00%, 6/1/2024	3,605,000
6,850,000	[1,2]	Yum! Brands, Inc., Sr. Unsecd. Note, Series 144A, 5.25%, 6/1/2026	7,158,250
		TOTAL	45,894,156
		Retailers—1.6%
32,525,000	[1,2]	Argos Merger Sub, Inc., Sr. Unsecd. Note, Series 144A, 7.125%, 3/15/2023	34,110,594
4,425,000	[1,2]	Hanesbrands, Inc., Sr. Unsecd. Note, Series 144A, 4.875%, 5/15/2026	4,524,562
15,650,000	[1,2]	Michaels Stores, Inc., Series 144A, 5.875%, 12/15/2020	16,158,625
6,850,000	[1,2]	Neiman-Marcus Group, Inc., Series 144A, 8.75%, 10/15/2021	5,441,469
5,100,000	[1,2]	Penney (J.C.) Co., Inc., Series 144A, 5.875%, 7/1/2023	5,260,650
12,850,000	[1,2]	Rite Aid Corp., Sr. Unsecd. Note, Series 144A, 6.125%, 4/1/2023	13,628,967
2,800,000		Sally Holdings LLC/Sally Capital, Inc., 5.625%, 12/1/2025	3,003,000
2,600,000		Sally Holdings LLC/Sally Capital, Inc., 5.75%, 6/1/2022	2,717,000
		TOTAL	84,844,867
		Supermarkets—0.4%
14,375,000	[1,2]	Albertsons Cos. LLC/SAFEW, Sr. Unsecd. Note, Series 144A, 5.75%, 3/15/2025	14,226,794
9,225,000	[1,2]	Albertsons Cos. LLC/SAFEW, Sr. Unsecd. Note, Series 144A, 6.625%, 6/15/2024	9,594,000
		TOTAL	23,820,794
		Technology—9.5%
4,021,000		Advanced Micro Devices, Inc., 7.00%, 7/1/2024	4,003,408
26,925,000	[1,2]	BMC Software, Inc., Series 144A, 8.125%, 7/15/2021	24,771,000
6,400,000		CDW LLC/CDW Finance, 6.00%, 8/15/2022	6,808,000
15,725,000		CDW LLC/CDW Finance, Sr. Unsecd. Note, 5.50%, 12/1/2024	16,629,187
9,000,000	[1,2]	CommScope Technologies Finance LLC, Series 144A, 6.00%, 6/15/2025	9,495,000
Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Technology—continued
$6,725,000	[1,2]	CommScope, Inc., Series 144A, 5.50%, 6/15/2024	$7,069,656
2,925,000	[1,2]	Diamond 1 Finance Corp./Diamond 2 Finance Corp., Sr. Secd. Note, Series 144A, 5.875%, 6/15/2021	3,070,007
21,900,000	[1,2]	Diamond 1 Finance Corp./Diamond 2 Finance Corp., Sr. Unsecd. Note, Series 144A, 7.125%, 6/15/2024	24,013,722
13,550,000	[1,2]	Ensemble S Merger Sub, Inc., Sr. Unsecd. Note, Series 144A, 9.00%, 9/30/2023	14,295,250
11,650,000	[1,2]	First Data Corp., Series 144A, 5.375%, 8/15/2023	12,057,750
44,975,000	[1,2]	First Data Corp., Series 144A, 5.75%, 1/15/2024	45,930,719
12,625,000	[1,2]	First Data Corp., Sr. Unsecd. Note, Series 144A, 7.00%, 12/1/2023	13,303,594
21,375,000	[1,2]	Inception Merger Sub, Inc., Sr. Unsecd. Note, Series 144A, 8.625%, 11/15/2024	21,455,156
31,325,000	[1,2]	Infor Software Parent, Inc., Series 144A, 7.125%, 5/1/2021	31,941,727
26,550,000		Infor US, Inc., 6.50%, 5/15/2022	27,612,000
6,850,000		Iron Mountain, Inc., 5.75%, 8/15/2024	7,055,500
24,175,000	[1,2]	Italics Merger Sub, Inc., Sr. Unsecd. Note, Series 144A, 7.125%, 7/15/2023	22,603,625
11,450,000	[1,2]	JDA Escrow LLC/JDA Bond Finance, Inc., Series 144A, 7.375%, 10/15/2024	11,850,750
6,425,000	[1,2]	MSCI, Inc., Sr. Unsecd. Note, Series 144A, 4.75%, 8/1/2026	6,489,250
4,625,000		Micron Technology, Inc., Sr. Unsecd. Note, 5.50%, 2/1/2025	4,547,115
3,950,000	[1,2]	Micron Technology, Inc., Sr. Unsecd. Note, Series 144A, 5.25%, 1/15/2024	3,871,000
7,100,000	[1,2]	Micron Technology, Inc., Sr. Unsecd. Note, Series 144A, 5.25%, 8/1/2023	6,993,500
8,550,000	[1,2]	Microsemi Corp., Sr. Unsecd. Note, Series 144A, 9.125%, 4/15/2023	9,896,625
8,875,000		NCR Corp., 6.375%, 12/15/2023	9,429,688
3,950,000		NCR Corp., Sr. Unsecd. Note, 4.625%, 2/15/2021	4,014,188
7,650,000		NCR Corp., Sr. Unsecd. Note, 5.00%, 7/15/2022	7,807,743
4,175,000		NCR Corp., Sr. Unsecd. Note, 5.875%, 12/15/2021	4,387,666
12,325,000	[1,2]	Nuance Communications, Inc., Series 144A, 5.375%, 8/15/2020	12,671,641
10,250,000	[1,2]	Nuance Communications, Inc., Sr. Unsecd. Note, Series 144A, 6.00%, 7/1/2024	10,788,125
4,150,000		PTC, Inc., Sr. Unsecd. Note, 6.00%, 5/15/2024	4,399,000
10,350,000		Qorvo, Inc., Sr. Unsecd. Note, 7.00%, 12/1/2025	11,385,000
7,725,000	[1,2]	Riverbed Technology, Inc., Sr. Unsecd. Note, Series 144A, 8.875%, 3/1/2023	8,265,750
9,925,000		SS&C Technologies Holdings, Inc., 5.875%, 7/15/2023	10,446,062
2,325,000	[1,2]	Sabre GLBL, Inc., Series 144A, 5.25%, 11/15/2023	2,397,656
8,500,000	[1,2]	Sabre GLBL, Inc., Series 144A, 5.375%, 4/15/2023	8,765,625
Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Technology—continued
$3,950,000		Seagate HDD Cayman, Sr. Unsecd. Note, 4.75%, 1/1/2025	$3,754,969
3,475,000	[1,2]	Sensata Technologies B.V., Series 144A, 5.625%, 11/1/2024	3,696,531
5,700,000	[1,2]	Sensata Technologies B.V., Sr. Unsecd. Note, Series 144A, 5.00%, 10/1/2025	5,871,000
6,425,000	[1,2]	Sensata Technologies UK Financing Co. PLC, Sr. Unsecd. Note, Series 144A, 6.25%, 2/15/2026	6,939,000
20,700,000	[1,2]	Solera LLC/Solera Finance, Inc., Series 144A, 10.50%, 3/1/2024	23,242,374
9,425,000		Syniverse Holdings, Inc., Company Guarantee, 9.125%, 1/15/2019	7,587,125
7,075,000		Verisign, Inc., 4.625%, 5/1/2023	7,322,625
4,050,000	[1,2]	Versum Materials, Inc., Sr. Unsecd. Note, Series 144A, 5.50%, 9/30/2024	4,151,250
21,050,000		Zebra Technologies Corp., Sr. Note, 7.25%, 10/15/2022	22,786,625
		TOTAL	515,873,184
		Transportation - Services—1.0%
2,800,000		Avis Budget Group, Inc., Sr. Unsecd. Note, 5.50%, 4/1/2023	2,782,500
5,675,000	[1,2]	Avis Budget Group, Inc., Sr. Unsecd. Note, Series 144A, 5.25%, 3/15/2025	5,412,531
17,500,000	[1,2]	Avis Budget Group, Inc., Sr. Unsecd. Note, Series 144A, 6.375%, 4/1/2024	17,675,000
13,725,000		HDTFS, Inc., 6.25%, 10/15/2022	14,068,125
875,000		Hertz Corp., 5.875%, 10/15/2020	901,250
1,755,000		Hertz Corp., Company Guarantee, 6.75%, 4/15/2019	1,791,566
12,925,000	[1,2]	Hertz Corp., Sr. Unsecd. Note, Series 144A, 5.50%, 10/15/2024	12,581,195
		TOTAL	55,212,167
		Utility - Electric—1.8%
25,525,000		Calpine Corp., 5.75%, 1/15/2025	24,918,781
1,625,000	[1,2]	Calpine Corp., Bond, Series 144A, 6.00%, 1/15/2022	1,699,644
3,025,000	[1,2]	Calpine Corp., Series 144A, 5.875%, 1/15/2024	3,198,938
2,300,000		Calpine Corp., Sr. Unsecd. Note, 5.375%, 1/15/2023	2,288,500
15,000,000	[1,2]	Enviva Partners LP/Enviva Partners Finance Corp., Sr. Unsecd. Note, Series 144A, 8.50%, 11/1/2021	15,412,500
17,159	[1]	FPL Energy National Wind, Note, Series 144A, 6.125%, 3/25/2019	17,287
15,525,000		NRG Energy, Inc., 6.25%, 5/1/2024	15,136,875
8,075,000		NRG Energy, Inc., Sr. Unsecd. Note, 6.625%, 3/15/2023	8,095,188
1,088,000		NRG Energy, Inc., Sr. Unsecd. Note, 7.875%, 5/15/2021	1,139,680
9,925,000	[1,2]	NRG Energy, Inc., Sr. Unsecd. Note, Series 144A, 6.625%, 1/15/2027	9,307,764
7,325,000	[1,2]	NRG Energy, Inc., Sr. Unsecd. Note, Series 144A, 7.25%, 5/15/2026	7,233,438
7,700,000	[1,2]	TerraForm Power Operating LLC, Sr. Unsecd. Note, Series 144A, 9.375%, 2/1/2023	7,736,190
Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Utility - Electric—continued
$4,600,000	[1,2]	TerraForm Power Operating LLC, Sr. Unsecd. Note, Series 144A, 9.625%, 6/15/2025	$4,772,500
		TOTAL	100,957,285
		Wireless Communications—4.6%
11,475,000	[1,2]	Altice Luxembourg SA, Series 144A, 7.75%, 5/15/2022	12,120,469
26,125,000	[1,2]	Altice Luxembourg SA, Sr. Unsecd. Note, Series 144A, 7.625%, 2/15/2025	27,267,969
4,125,000	[1,2]	Digicel Ltd., Series 144A, 6.00%, 4/15/2021	3,711,263
1,775,000	[1,2]	Digicel Ltd., Sr. Unsecd. Note, Series 144A, 7.00%, 2/15/2020	1,704,000
14,250,000	[1,2]	Digicel Ltd., Sr. Unsecd. Note, Series 144A, 8.25%, 9/30/2020	12,654,000
3,825,000		MetroPCS Wireless, Inc., 6.125%, 1/15/2022	4,054,500
425,000		MetroPCS Wireless, Inc., 6.731%, 4/28/2022	446,250
6,800,000		MetroPCS Wireless, Inc., Sr. Note, 6.625%, 11/15/2020	7,012,500
950,000		MetroPCS Wireless, Inc., Sr. Note, 6.633%, 4/28/2021	994,531
10,000,000		MetroPCS Wireless, Inc., Sr. Note, 6.836%, 4/28/2023	10,705,000
8,525,000	[1,2]	Numericable Group SA, Series 144A, 6.00%, 5/15/2022	8,748,781
6,600,000	[1,2]	Numericable Group SA, Series 144A, 6.25%, 5/15/2024	6,620,592
17,050,000	[1,2]	Numericable-SFR SAS, Series 144A, 7.375%, 5/1/2026	17,241,812
20,175,000		Sprint Capital Corp., Company Guarantee, 6.875%, 11/15/2028	18,542,197
16,975,000		Sprint Corp., 7.125%, 6/15/2024	16,211,125
20,725,000		Sprint Corp., 7.875%, 9/15/2023	20,517,750
8,800,000		Sprint Corp., Sr. Unsecd. Note, 7.625%, 2/15/2025	8,489,254
3,050,000	[1,2]	Sprint Nextel Corp., Series 144A, 7.00%, 3/1/2020	3,324,500
20,450,000		Sprint Nextel Corp., Sr. Unsecd. Note, 6.00%, 11/15/2022	19,069,625
1,200,000		T-Mobile USA, Inc., 6.25%, 4/1/2021	1,252,500
11,775,000		T-Mobile USA, Inc., 6.625%, 4/1/2023	12,542,494
1,625,000		T-Mobile USA, Inc., Sr. Unsecd. Note, 6.00%, 3/1/2023	1,714,375
3,050,000		T-Mobile USA, Inc., Sr. Unsecd. Note, 6.00%, 4/15/2024	3,252,063
9,150,000		T-Mobile USA, Inc., Sr. Unsecd. Note, 6.375%, 3/1/2025	9,830,577
11,475,000		T-Mobile USA, Inc., Sr. Unsecd. Note, 6.50%, 1/15/2024	12,335,625
8,275,000		T-Mobile USA, Inc., Sr. Unsecd. Note, 6.50%, 1/15/2026	9,143,875
		TOTAL	249,507,627
		Wireline Communications—0.5%
6,950,000		Level 3 Communications, Inc., Sr. Unsecd. Note, 5.75%, 12/1/2022	7,175,875
3,600,000	[1,2]	Level 3 Financing, Inc., Series 144A, 5.25%, 3/15/2026	3,654,000
2,350,000		Level 3 Financing, Inc., Sr. Unsecd. Note, 5.375%, 1/15/2024	2,397,000
10,550,000		Level 3 Financing, Inc., Sr. Unsecd. Note, 5.375%, 5/1/2025	10,734,625
Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Wireline Communications—continued
$2,700,000		Level 3 Financing, Inc., Sr. Unsecd. Note, 6.125%, 1/15/2021	$2,794,500
		TOTAL	26,756,000
		TOTAL CORPORATE BONDS (IDENTIFIED COST $4,963,529,375)	5,044,682,650
		COMMON STOCK—0.0%
		Independent Energy—0.0%
31,183	[1,4,6]	Lone Pine Resources Canada Ltd. (IDENTIFIED COST $0)	0
		INVESTMENT COMPANIES—7.2%[7]
108,635,426		Federated Institutional Prime Value Obligations Fund, Institutional Shares, 0.45%[8]	108,635,426
45,254,433		High Yield Bond Portfolio	285,102,925
		TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $383,999,310)	393,738,351
		TOTAL INVESTMENTS—99.6% (IDENTIFIED COST $5,347,528,685)[9]	5,438,421,001
		OTHER ASSETS AND LIABILITIES - NET—0.4%[10]	19,955,560
		TOTAL NET ASSETS—100%	$5,458,376,561
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At October 31, 2016, these restricted securities amounted to $2,682,427,768, which represented 49.1% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At October 31, 2016, these liquid restricted securities amounted to $2,673,518,856, which represented 49.0% of total net assets.
3	Issuer in default.
4	Non-income-producing security.
5	Principal amount and interest were not paid upon final maturity.
6	Market quotations and price evaluations are not available. Fair value determined in accordance with procedures established by and under the general supervision of the Trustees.
7	Affiliated holdings.
8	7-day net yield.
9	The cost of investments for federal tax purposes amounts to $5,348,264,875.
10	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at October 31, 2016.
Annual Shareholder Report

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of October 31, 2016, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$—	$5,044,682,650	$0	$5,044,682,650
Equity Securities:
Common Stocks
International	—	—	0	—
Investment Companies[1]	108,635,426	—	—	393,738,351
TOTAL SECURITIES	$108,635,426	$5,044,682,650	$0	$5,438,421,001
1	As permitted by U.S. generally accepted accounting principles (GAAP), the Investment Company valued at $285,102,925 is measured at fair value using the net asset value (NAV) per share practical expedient and has not been categorized in the chart above but is included in the Total column. The amount included herein is intended to permit reconciliation of the fair value classifications to the amounts presented on the Statement of Assets and Liabilities. The price of shares redeemed in this Investment Company is the next determined NAV after receipt of a shareholder redemption request.
The following acronym is used throughout this portfolio:
MTN—Medium Term Note
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
Year Ended October 31	2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$9.61	$10.18	$10.26	$10.13	$9.74
Income From Investment Operations:
Net investment income	0.57	0.59	0.61[1]	0.66[1]	0.72[1]
Net realized and unrealized gain (loss) on investments	0.23	(0.55)	(0.04)	0.19	0.52
TOTAL FROM INVESTMENT OPERATIONS	0.80	0.04	0.57	0.85	1.24
Less Distributions:
Distributions from net investment income	(0.57)	(0.59)	(0.63)	(0.70)	(0.75)
Distributions from net realized gain on investments	—	(0.02)	(0.02)	(0.02)	(0.10)
TOTAL DISTRIBUTIONS	(0.57)	(0.61)	(0.65)	(0.72)	(0.85)
Redemption Fees	0.00[2]	0.00[2]	0.00[2]	0.00[2]	0.00[2]
Net Asset Value, End of Period	$9.84	$9.61	$10.18	$10.26	$10.13
Total Return[3]	8.76%	0.47%	5.72%	8.72%	13.40%
Ratios to Average Net Assets:
Net expenses	0.49%	0.49%	0.49%	0.49%	0.49%
Net investment income	6.01%	5.81%	5.90%	6.44%	7.29%
Expense waiver/reimbursement[4]	0.08%	0.07%	0.08%	0.08%	0.10%
Supplemental Data:
Net assets, end of period (000 omitted)	$5,411,907	$4,276,989	$3,552,316	$2,974,552	$1,992,108
Portfolio turnover	23%	24%	21%	17%	18%
1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.01.
3	Based on net asset value.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights–Class R6 Shares
(For a Share Outstanding Throughout the Period)
Period Ended October 31	2016[1]
Net Asset Value, Beginning of Period	$9.44
Income From Investment Operations:
Net investment income	0.19
Net realized and unrealized gain on investments	0.40
TOTAL FROM INVESTMENT OPERATIONS	0.59
Less Distributions:
Distributions from net investment income	(0.19)
Redemption Fees	0.00[2]
Net Asset Value, End of Period	$9.84
Total Return[3]	6.27%
Ratios to Average Net Assets:
Net expenses	0.48%[4]
Net investment income	5.75%[4]
Expense waiver/reimbursement[5]	0.04%[4]
Supplemental Data:
Net assets, end of period (000 omitted)	$46,470
Portfolio turnover	23%[6]
1	Reflects operations for the period from June 29, 2016 (date of initial investment) to October 31, 2016.
2	Represents less than $0.01.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
6	Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the year ended October 31, 2016.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Statement of Assets and Liabilities
October 31, 2016
Assets:
Total investment in securities, at value including $393,738,351 of investment in affiliated holdings (Note 5) (identified cost $5,347,528,685)		$5,438,421,001
Income receivable		86,582,520
Receivable for investments sold		24,011,865
Receivable for shares sold		17,954,357
TOTAL ASSETS		5,566,969,743
Liabilities:
Payable for investments purchased	$62,071,903
Payable for shares redeemed	39,965,422
Bank overdraft	9,042
Income distribution payable	5,757,541
Payable to adviser (Note 5)	53,099
Payable for administrative fees (Note 4)	11,709
Accrued expenses (Note 5)	724,466
TOTAL LIABILITIES		108,593,182
Net assets for 554,800,105 shares outstanding		$5,458,376,561
Net Assets Consist of:
Paid-in capital		$5,474,232,823
Net unrealized appreciation of investments		90,892,316
Accumulated net realized loss on investments		(107,129,028)
Undistributed net investment income		380,450
TOTAL NET ASSETS		$5,458,376,561
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
Net asset value per share ($5,411,906,672 ÷ 550,079,597 shares outstanding), no par value, unlimited shares authorized		$9.84
Offering price per share		$9.84
Redemption proceeds per share (98.00/100 of $9.84)		$9.64
Class R6 Shares:
Net asset value per share ($46,469,889 ÷ 4,720,508 shares outstanding), no par value, unlimited shares authorized		$9.84
Offering price per share		$9.84
Redemption proceeds per share (98.00/100 of $9.84)		$9.64
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Statement of Operations
Year Ended October 31, 2016
Investment Income:
Interest			$287,115,870
Dividends received from affiliated holdings (Note 5)			18,533,924
TOTAL INCOME			305,649,794
Expenses:
Investment adviser fee (Note 5)		$18,797,787
Administrative fee (Note 5)		3,674,967
Custodian fees		151,696
Transfer agent fee (Note 2)		3,624,749
Directors'/Trustees' fees (Note 5)		35,633
Auditing fees		38,250
Legal fees		8,525
Portfolio accounting fees		222,444
Share registration costs		194,206
Printing and postage		254,947
Miscellaneous (Note 5)		40,427
TOTAL EXPENSES		27,043,631
Waiver and Reimbursements:
Waiver/reimbursement of investment adviser fee (Note 5)	$(3,087,500)
Reimbursement of other operating expenses (Notes 2 and 5)	(699,438)
TOTAL WAIVER AND REIMBURSEMENTS		(3,786,938)
Net expenses			23,256,693
Net investment income			282,393,101
Realized and Unrealized Gain (Loss) on Investments:
Net realized loss on investments			(83,461,471)
Net change in unrealized depreciation of investments			211,479,316
Net realized and unrealized gain on investments			128,017,845
Change in net assets resulting from operations			410,410,946
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Statement of Changes in Net Assets
Year Ended October 31	2016	2015
Increase (Decrease) in Net Assets
Operations:
Net investment income	$282,393,101	$232,685,944
Net realized loss on investments	(83,461,471)	(8,558,497)
Net change in unrealized appreciation/depreciation of investments	211,479,316	(204,524,291)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	410,410,946	19,603,156
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(282,464,987)	(239,160,534)
Class R6 Shares	(491,117)	—
Distributions from net realized gain on investments
Institutional Shares	—	(8,846,281)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(282,956,104)	(248,006,815)
Share Transactions:
Proceeds from sale of shares	2,502,413,989	2,154,493,994
Net asset value of shares issued to shareholders in payment of distributions declared	219,858,969	199,158,634
Cost of shares redeemed	(1,669,127,464)	(1,401,175,309)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	1,053,145,494	952,477,319
Redemption Fees	787,061	599,118
Change in net assets	1,181,387,397	724,672,778
Net Assets:
Beginning of period	4,276,989,164	3,552,316,386
End of period (including undistributed net investment income of $380,450 and $592,742, respectively)	$5,458,376,561	$4,276,989,164
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Notes to Financial Statements
October 31, 2016
1. ORGANIZATION
Federated Institutional Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of three portfolios. The financial statements included herein are only those of Federated Institutional High Yield Bond Fund (the “Fund”). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers two classes of shares: Institutional Shares and Class R6 Shares. The investment objective of the Fund is to seek high current income.
The Fund commenced offering R6 Shares on June 29, 2016.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its NAV, the Fund generally values investments as follows:
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Annual Shareholder Report

Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
Annual Shareholder Report

The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Board has ultimate responsibility for any fair valuations made in response to a significant event.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. Investment income, realized and unrealized gains and losses, and certain
Annual Shareholder Report

fund level expenses are allocated to each class based on relative average daily net assets, except that Institutional Shares and Class R6 Shares may bear transfer agent fees unique to those classes. The detail of the total fund expense waiver and reimbursements of $3,786,938 is disclosed in this Note 2 and Note 5.
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed
Institutional Shares	$3,622,167	$(699,438)
Class R6 Shares	2,582	—
TOTAL	$3,624,749	$(699,438)
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended October 31, 2016, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of October 31, 2016, tax years 2013 through 2016 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Trustees.
Annual Shareholder Report

Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Trustees, if applicable, held at October 31, 2016, is as follows:
Security	Acquisition Date	Cost	Market Value
FPL Energy National Wind, Note, Series 144A, 6.125%, 3/25/2019	2/16/2005 – 5/27/2009	$14,528	$17,287
Hard Rock Park Operations LLC, Sr. Secd. Note, Series 144A, 7.40%, 4/1/2012	3/23/2006 – 1/2/2008	$0	$0
Radio One, Inc., Series 144A, 9.25%, 2/15/2020	1/29/2014 -7/15/2016	$9,980,875	$8,891,625
Lone Pine Resources Canada Ltd.	1/30/2014	$0	$0
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies Investment Company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
Year Ended October 31	2016		2015
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	260,847,785	$2,455,067,100	218,503,492	$2,154,493,994
Shares issued to shareholders in payment of distributions declared	23,203,275	219,594,630	20,197,571	199,158,634
Shares redeemed	(179,216,380)	(1,667,759,201)	(142,444,156)	(1,401,175,309)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	104,834,680	$1,006,902,529	96,256,907	$952,477,319

	Period Ended 10/31/2016[1]		2015
Class R6 Shares:	Shares	Amount	Shares	Amount
Shares sold	4,832,549	$47,346,889	—	$—
Shares issued to shareholders in payment of distributions declared	26,831	264,339	—	—
Shares redeemed	(138,872)	(1,368,263)	—	—
NET CHANGE RESULTING FROM CLASS R6 SHARE TRANSACTIONS	4,720,508	$46,242,965	—	$—
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	109,555,188	$1,053,145,494	96,256,907	$952,477,319
1	Reflects operations for the period from June 29, 2016 (date of initial investment) to October 31, 2016.
Annual Shareholder Report

Redemption Fees
The Fund imposes a 2.00% redemption fee to shareholders of the Fund's Institutional Shares and Class R6 Shares who redeem shares held for 90 days or less. Shares acquired by reinvestment of dividends or distributions of the Fund, or purchased pursuant to the Systematic Investment Program or withdrawn pursuant to the Systematic Withdrawal Program, will not be subject to the redemption fee. All redemption fees are recorded by the Fund as additions to paid-in capital. For the years ended October 31, 2016 and October 31, 2015, the redemption fees for Institutional Shares amounted to $786,040 and $599,118 respectively. For the period ended October 31, 2016, the redemption fees for Class R6 Shares amounted to $1,021.
4. FEDERAL TAX INFORMATION
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are due in part to differing treatments for discount accretion/premium amortization on debt securities and reinstated interest income on defaulted security.
For the year ended October 31, 2016, permanent differences identified and reclassified among the components of net assets were as follows:
Increase (Decrease)
Undistributed Net Investment Income (Loss)	Accumulated Net Realized Gain (Loss)
$350,711	$(350,711)
Net investment income (loss), net realized gains (losses), and net assets were not affected by this reclassification.
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended October 31, 2016 and 2015, was as follows:
	2016	2015
Ordinary income[1]	$282,956,104	$239,661,357
Long-term capital gains	$—	$8,345,458
1	For tax purposes, short-term capital gain distributions are considered ordinary income distributions.

As of October 31, 2016, the components of distributable earnings on a tax-basis were as follows:
Undistributed ordinary income	$621,693
Net unrealized appreciation	$90,156,127
Capital loss carryforwards	$(106,634,082)
The difference between book-basis and tax-basis net unrealized appreciation/depreciation is attributable in part to differing treatments for the deferral of losses on wash sales, defaulted bonds and discount accretion/premium amortization on debt securities.
Annual Shareholder Report

At October 31, 2016, the cost of investments for federal tax purposes was $5,348,264,875. The net unrealized appreciation of investments for federal tax purposes was $90,156,126. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $188,258,137 and net unrealized depreciation from investments for those securities having an excess of cost over value of $98,102,011.
At October 31, 2016, the Fund had a capital loss carryforward of $106,634,082 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, a net capital loss incurred in taxable years beginning after December 22, 2010, retains its character as either short-term or long-term and does not expire. All of the Fund's capital loss carryforwards were incurred in taxable years beginning after December 22, 2010.
The following schedule summarizes the Fund's capital loss carryforwards:
Short-Term	Long-Term	Total
$2,643,491	$103,990,591	$106,634,082
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.40% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses. For the year ended October 31, 2016, the Adviser voluntarily waived $2,973,977 of its fee and voluntarily reimbursed $699,438 of transfer agent fees.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended October 31, 2016, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
Annual Shareholder Report

Expense Limitation
The Adviser and certain of its affiliates (which may include FAS) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's Institutional Shares and Class R6 Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.49% and 0.48% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) January 1, 2018; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Interfund Transactions
During the year ended October 31, 2016, the Fund engaged in purchase transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase transactions complied with Rule 17a-7 under the Act and amounted to $22,309,009.
General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. Such expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
Transactions Involving Affiliated Holdings
Affiliated holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the year ended October 31, 2016, the Adviser reimbursed $113,523. Transactions involving the affiliated holdings during the year ended October 31, 2016, were as follows:
	Federated Institutional Prime Value Obligations Fund, Institutional Shares	High Yield Bond Portfolio	Total of Affiliated Transactions
Balance of Shares Held 10/31/2015	65,527,673	45,254,433	110,782,106
Purchases/Additions	1,361,458,264	—	1,361,458,264
Sales/Reductions	(1,318,350,511)	—	(1,318,350,511)
Balance of Shares Held 10/31/2016	108,635,426	45,254,433	153,889,859
Value	$108,635,426	$ 285,102,925	$393,738,351
Dividend Income	$363,045	$18,170,879	$18,533,924
Annual Shareholder Report

6. Investment TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the year ended October 31, 2016, were as follows:
Purchases	$2,100,872,466
Sales	$1,049,410,284
7. LINE OF CREDIT
The Fund participates with certain other Federated Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement. The LOC was made available to finance temporarily the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund's ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to the highest, on any day, of (a) (i) the federal funds effective rate, (ii) the one month London Interbank Offer Rate (LIBOR), and (iii) 0.0%, plus (b) a margin. The LOC also requires the Fund to pay, quarterly in arrears and at maturity, its pro rata share of a commitment fee based on the amount of the lenders' commitment that has not been utilized. As of October 31, 2016, the Fund had no outstanding loans. During the year ended October 31, 2016, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds.
As of October 31, 2016, there were no outstanding loans. During the year ended October 31, 2016, the program was not utilized.
9. REGULATORY MATTERS
On October 13, 2016, the SEC amended existing rules intended to modernize reporting and disclosure of information. These amendments relate to Regulation S-X which sets forth the form and content of financial statements. At this time, management is evaluating the implications of adopting these amendments and their impact on the financial statements and accompanying notes.
10. FEDERAL TAX INFORMATION (UNAUDITED)
For the fiscal year ended October 31, 2016, 88.21% of the dividends paid by the Fund are interest related dividends as provided by the American Jobs Creation Act of 2004.
Annual Shareholder Report

Report of Independent Registered Public Accounting Firm
TO THE BOARD OF Trustees OF Federated Institutional Trust AND SHAREHOLDERS OF Federated Institutional High Yield Bond fund:
We have audited the accompanying statement of assets and liabilities of Federated Institutional High Yield Bond Fund (the “Fund”) (one of the portfolios constituting Federated Institutional Trust), including the portfolio of investments, as of October 31, 2016, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2016, by correspondence with the custodian and others or by other appropriate auditing procedures where replies from others were not received. We believe that our audits provide a reasonable basis for our opinion.In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Federated Institutional High Yield Bond Fund, a portfolio of Federated Institutional Trust, at October 31, 2016, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Boston, Massachusetts
December 23, 2016
Annual Shareholder Report

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2016 to October 31, 2016.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Annual Shareholder Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 5/1/2016	Ending Account Value 10/31/2016	Expenses Paid During Period[1]
Actual:
Institutional Shares	$1,000	$1,064.90	$2.54
Class R6 Shares	$1,000	$1,062.70	$1.69[2]
Hypothetical (assuming a 5% return before expenses):
Institutional Shares	$1,000	$1,022.67	$2.49
Class R6 Shares	$1,000	$1,022.72	$2.44[2]

1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Institutional Shares	0.49%
Class R6 Shares	0.48%
2	“Actual” expense information for the Fund's R6 Shares is for the period from June 29, 2016 (date of initial investment) to October 31, 2016. Actual expenses are equal to the Fund's annualized net expense ratio of 0.48%, multiplied by 125/366 (to reflect the period from initial investment to October 31, 2016). “Hypothetical” expense information for R6 Shares is presented on the basis of the full one-half year period to enable comparison to other funds. It is based on assuming the same net expense ratio and average account value over the period, but it is multiplied by 184/366 (to reflect the full half-year period).
Annual Shareholder Report

Board of Trustees and Trust Officers
The Board of Trustees is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “Independent” Trustees). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2015, the Trust comprised three portfolio(s), and the Federated Fund Family consisted of 38 investment companies (comprising 122 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Fund Family and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.
Interested TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
J. Christopher Donahue* Birth Date: April 11, 1949 President and Trustee Indefinite Term Began serving: July 1999	Principal Occupations: Principal Executive Officer and President of certain of the Funds in the Federated Fund Family; Director or Trustee of the Funds in the Federated Fund Family; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.
Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.
Annual Shareholder Report

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John B. Fisher* Birth Date: May 16, 1956 Trustee Indefinite Term Began serving: May 2016	Principal Occupations: Principal Executive Officer and President of certain of the Funds in the Federated Fund Family; Director or Trustee of certain of the Funds in the Federated Fund Family; Vice President, Federated Investors, Inc.; President, Director/Trustee and CEO, Federated Advisory Services Company, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, Federated Investment Management Company; President and CEO of Passport Research, Ltd.; President of some of the Funds in the Federated Fund Complex and Director, Federated Investors Trust Company.
Previous Positions: President and Director of the Institutional Sales Division of Federated Securities Corp.; President and Director of Federated Investment Counseling; Director, Edgewood Securities Corp.; Director, Federated Services Company; Director, Federated Investors, Inc.; Chairman and Director, Southpointe Distribution Services, Inc. and President, Technology, Federated Services Company.
*	Reasons for “interested” status: J. Christopher Donahue and John B. Fisher are interested due to their beneficial ownership of shares of Federated Investors, Inc. and due to positions they hold with Federated and its subsidiaries. J. Christopher Donahue is the son of John F. Donahue, Chairman Emeritus of the Federated Funds.
INDEPENDENT TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John T. Collins Birth Date: January 24, 1947 Trustee Indefinite Term Began serving: October 2013	Principal Occupations: Director or Trustee of the Federated Fund Family; Retired.
Other Directorships Held: Director, Chair of the Compensation Committee, Audit Committee member, KLX Corp.
Qualifications: Mr. Collins has served in several business and financial management roles and directorship positions throughout his career. Mr. Collins previously served as Chairman and CEO, The Collins Group, Inc. (a private equity firm). Mr. Collins serves as Chairman Emeriti, Bentley University. Mr. Collins previously served as Director, FleetBoston Financial Corp.; Director and Audit Committee Member, Bank of America Corp. and Director, Beth Israel Deaconess Medical Center (Harvard University Affiliate Hospital).
Annual Shareholder Report

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
G. Thomas Hough Birth Date: February 28, 1955 Trustee Indefinite Term Began serving: August 2015	Principal Occupations: Director or Trustee of the Federated Fund Family; Retired.
Other Directorships Held: Director, Chair of the Audit Committee, Governance Committee, Publix Super Markets, Inc.; Director, Equifax, Inc.
Qualifications: Mr. Hough has served in accounting, business management and directorship positions throughout his career. Mr. Hough most recently held the position of Americas Vice Chair of Assurance with Ernst & Young LLP. Mr. Hough is an Executive Committee member of the United States Golf Association, he serves on the President's Cabinet and Business School Board of Visitors for the University of Alabama and is on the Business School Board of Visitors for Wake Forest University.
Maureen Lally-Green Birth Date: July 5, 1949 Trustee Indefinite Term Began serving: August 2009	Principal Occupations: Director or Trustee of the Federated Fund Family; Interim Dean of the Duquesne University School of Law; Adjunct Professor of Law, Duquesne University School of Law.
Other Directorships Held: Director, CONSOL Energy Inc.
Qualifications: Judge Lally-Green has served in various legal and business roles and directorship positions throughout her career. Judge Lally-Green previously served as: Associate General Secretary, Diocese of Pittsburgh; a member of the Superior Court of Pennsylvania; and as a Professor of Law, Duquesne University School of Law. Judge Lally-Green also holds the positions on either a public or not for profit Board of Directors as follows: Member, Pennsylvania State Board of Education (public); Director and Chair, UPMC Mercy Hospital; Regent, St. Vincent Seminary; Director and Vice Chair, Our Campaign for the Church Alive!, Inc.; Director, Saint Vincent College; and Director and Chair, Cardinal Wuerl North Catholic High School, Inc. Judge Lally-Green has held the positions of: Director, Auberle; Director, Ireland Institute of Pittsburgh; Director, Saint Thomas More Society; and Director, Catholic High Schools of the Diocese of Pittsburgh, Inc.
Peter E. Madden Birth Date: March 16, 1942 Trustee Indefinite Term Began serving: June 1994	Principal Occupation: Director or Trustee, and Chair of the Board of Directors or Trustees, of the Federated Fund Family; Retired.
Other Directorships Held: None.
Qualifications: Mr. Madden has served in several business management, mutual fund services and directorship positions throughout his career. Mr. Madden previously served as President, Chief Operating Officer and Director, State Street Bank and Trust Company (custodian bank) and State Street Corporation (financial services). He was Director, VISA USA and VISA International and Chairman and Director, Massachusetts Bankers Association. Mr. Madden served as Director, Depository Trust Corporation and Director, The Boston Stock Exchange. Mr. Madden also served as a Representative to the Commonwealth of Massachusetts General Court.
Annual Shareholder Report

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 Trustee Indefinite Term Began serving: July 1999	Principal Occupations: Director or Trustee of the Federated Fund Family; Management Consultant.
Other Directorships Held: None.
Qualifications: Mr. Mansfield has served in several banking, business management and educational roles and directorship positions throughout his career. Mr. Mansfield previously served as Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President DVC Group, Inc. (marketing, communications and technology).
Thomas M. O'Neill Birth Date: June 14, 1951 Trustee Indefinite Term Began serving: October 2006	Principal Occupations: Director or Trustee, Chair of the Audit Committee of the Federated Fund Family; Sole Proprietor, Navigator Management Company (investment and strategic consulting).
Other Directorships Held: None.
Qualifications: Mr. O'Neill has served in several business, mutual fund and financial management roles and directorship positions throughout his career. Mr. O'Neill serves as Director, Medicines for Humanity and Director, The Golisano Children's Museum of Naples, Florida. Mr. O'Neill previously served as Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); and Director, Midway Pacific (lumber).
P. Jerome Richey Birth Date: February 23, 1949 Trustee Indefinite Term Began serving: October 2013	Principal Occupations: Director or Trustee of the Federated Fund Family; Management Consultant.
Other Directorships Held: None.
Qualifications: Mr. Richey has served in several business and legal management roles and directorship positions throughout his career. Mr. Richey most recently held the positions of Senior Vice Chancellor and Chief Legal Officer, University of Pittsburgh. Mr. Richey serves as Board Member, Epilepsy Foundation of Western Pennsylvania and Board member, World Affairs Council of Pittsburgh. Mr. Richey previously served as Chief Legal Officer and Executive Vice President, CONSOL Energy Inc. and Shareholder, Buchanan Ingersoll & Rooney PC (a law firm).
Annual Shareholder Report

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John S. Walsh Birth Date: November 28, 1957 Trustee Indefinite Term Began serving: July 1999	Principal Occupations: Director or Trustee of the Federated Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.
Other Directorships Held: None.
Qualifications: Mr. Walsh has served in several business management roles and directorship positions throughout his career. Mr. Walsh previously served as Vice President, Walsh & Kelly, Inc. (paving contractors).
OFFICERS
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Officer since: June 1994	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Family; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.
Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.
Lori A. Hensler Birth Date: January 6, 1967 TREASURER Officer since: April 2013	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Family; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp. and Edgewood Services, Inc.; and Assistant Treasurer, Federated Investors Trust Company. Ms. Hensler has received the Certified Public Accountant designation.
Previous Positions: Controller of Federated Investors, Inc.; Senior Vice President and Assistant Treasurer, Federated Investors Management Company; Treasurer, Federated Investors Trust Company; Assistant Treasurer, Federated Administrative Services, Federated Administrative Services, Inc., Federated Securities Corp., Edgewood Services, Inc., Federated Advisory Services Company, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, Federated Investment Management Company, Passport Research, Ltd., and Federated MDTA, LLC; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.
Annual Shareholder Report

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Officer since: November 1998	Principal Occupations: Vice Chairman or Vice President of some of the Funds in the Federated Fund Family; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.
Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Family; Executive Vice President, Federated Investors, Inc.; Director and Chief Executive Officer, Federated Securities Corp.
Peter J. Germain Birth Date: September 3, 1959 CHIEF LEGAL OFFICER Officer since: January 2005	Principal Occupations: Mr. Germain is Chief Legal Officer of the Federated Fund Family. He is General Counsel and Vice President, Federated Investors, Inc.; President, Federated Administrative Services and Federated Administrative Services, Inc.; Vice President, Federated Securities Corp.; Secretary, Federated Private Asset Management, Inc.; and Secretary, Retirement Plan Service Company of America. Mr. Germain joined Federated in 1984 and is a member of the Pennsylvania Bar Association.
Previous Positions: Deputy General Counsel, Special Counsel, Managing Director of Mutual Fund Services, Federated Investors, Inc.; Senior Vice President, Federated Services Company; and Senior Corporate Counsel, Federated Investors, Inc.
Stephen Van Meter Birth Date: June 5, 1975 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Officer since: July 2015	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Family; Vice President and Chief Compliance Officer of Federated Investors, Inc. and Chief Compliance Officer of certain of its subsidiaries. Mr. Van Meter joined Federated in October 2011. He holds FINRA licenses under Series 3, 7, 24 and 66.
Previous Positions: Mr. Van Meter previously held the position of Compliance Operating Officer, Federated Investors, Inc. Prior to joining Federated, Mr. Van Meter served at the United States Securities and Exchange Commission in the positions of Senior Counsel, Office of Chief Counsel, Division of Investment Management and Senior Counsel, Division of Enforcement.
Robert J. Ostrowski Birth Date: April 26, 1963 Chief Investment Officer Officer since: May 2004	Principal Occupations: Robert J. Ostrowski joined Federated in 1987 as an Investment Analyst and became a Portfolio Manager in 1990. He was named Chief Investment Officer of Federated's taxable fixed-income products in 2004 and also serves as a Senior Portfolio Manager. Mr. Ostrowski became an Executive Vice President of the Fund's Adviser in 2009 and served as a Senior Vice President of the Fund's Adviser from 1997 to 2009. Mr. Ostrowski has received the Chartered Financial Analyst designation. He received his M.S. in Industrial Administration from Carnegie Mellon University.
Annual Shareholder Report

Evaluation and Approval of Advisory Contract–May 2016
Federated Institutional High Yield Bond Fund (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board of Trustees (the “Board”) reviewed and unanimously approved at its May 2016 meetings the continuation of the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment after consideration of all of the information received on whether to continue the existing arrangements.
The Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Senior Officer's Evaluation”). The Board considered the Senior Officer's Evaluation, along with other information, in deciding to approve the investment advisory contract.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by an adviser to a fund and its shareholders, including the performance and fees and expenses of the fund and of comparable funds; an adviser's cost of providing the services, including the profitability to an adviser of providing advisory services to a fund; the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; any “fall-out financial benefits” that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); comparative fee and expense structures, including a comparison of fees paid to an adviser with those paid by similar funds; and the extent of care, conscientiousness and independence with which board members perform their duties and their expertise, including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser's services and fees. The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for the Board's approval of the Fund's investment advisory contract generally track the factors listed above. Consistent with these judicial decisions and SEC disclosure requirements, the Board also considered management fees charged to
Annual Shareholder Report

institutional and other clients of Federated Investment Management Company (the “Adviser”) for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's investment advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated Investors, Inc. and its affiliates (“Federated”) on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meetings at which the Board's formal review of the investment advisory contract occurred. At the May meetings in addition to meeting in separate sessions of the independent trustees without management present, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the investment advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for exchange without the incurrence of additional sales charges; compliance and
Annual Shareholder Report

audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant to its deliberations. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund's total expense ratio (i.e., gross and net advisory fees, custody fees, portfolio accounting fees and transfer agency fees) relative to the Fund's peers. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a relevant indicator of what consumers have found to be reasonable in the precise marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate where partially waived and other expenses of the Fund and noted the position of the Fund's fee rates relative to its peers. In this regard, the Board noted that the contractual advisory fee rate was below the median of the relevant peer group and that it was satisfied that the overall expense structure of the Fund remained competitive.
By contrast, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated funds (e.g., institutional and separate accounts and sub-adviser services). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The Senior Officer did not consider the fees for providing advisory services to these outside products to be determinative in judging the appropriateness of mutual fund advisory fees.
Annual Shareholder Report

The Senior Officer noted that the services, administrative responsibilities and risks associated with such relationships are quite different than serving as a primary adviser to a fund.
Following such evaluation, the Board concluded, within the context of its full deliberations, that the expenses of the Fund are reasonable and supported renewal of the investment advisory contract with respect to the Fund.
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser's personnel, experience, track record, overall reputation and willingness to invest in personnel and infrastructure that benefit the Fund. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund. The Board noted the compliance programs of and the compliance-related resources provided to the Fund by the Adviser. The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn was one of the Board's considerations in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the investment advisory contract.
In evaluating the Fund's investment performance, the Board considered performance results in light of the Fund's investment objective, strategies and risks, as disclosed in the Fund's prospectus. The Board particularly considered detailed investment reports on the Fund's performance provided to the Board throughout the year and in connection with the May meetings. The Senior Officer also reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups may be helpful, though not conclusive, in judging the reasonableness of the proposed fees. The Board considered, in evaluating such comparisons, that in some cases individual funds may exhibit significant and unique differences in their objectives and management techniques when compared to other funds within an industry peer group.
For the one-year, three-year and five-year periods covered by the Senior Officer's Evaluation, the Fund's performance was above the median of the relevant peer group.
Following such evaluation, the Board concluded, within the context of its full deliberations, that the performance of the Fund supported renewal of the investment advisory contract with respect to the Fund.
Annual Shareholder Report

The Board also received financial information about Federated, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the investment advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers. The Board considered Federated's previous reductions in contractual management fees to certain funds in response to the Senior Officer's recommendations.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the Senior Officer to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a fund and may produce unintended consequences. The allocation information, including the Senior Officer's view that fund-by-fund estimations may be unreliable, was considered in the analysis by the Board.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer concluded that Federated's profit margins did not appear to be excessive. The Senior Officer also noted that Federated appeared financially sound, with the resources to fulfill its obligations under its contracts with the Fund.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions, as well as systems technology (including technology relating to cybersecurity), and that the benefits of these efforts (as well as any economies of scale, should they exist) were likely to be enjoyed by the fund family as a whole. The Board noted that the Adviser's investments in these areas are extensive. In addition, the Board considered that Federated and its affiliates have frequently waived fees and/or reimbursed expenses and that this has
Annual Shareholder Report

allowed fund shareholders to share potential economies of scale from a fund's inception. Federated, as it does throughout the year, and again in connection with the Board's review, furnished information relative to revenue sharing or adviser paid fees. Federated and the Senior Officer noted that this information should be viewed to determine if there was an incentive to either not apply breakpoints or to apply breakpoints at higher levels and should not be viewed to determine the appropriateness of advisory fees, because it would represent marketing and distribution expenses. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as a fund attains a certain size.
The Senior Officer noted that, subject to the comments and recommendations made within the Senior Officer's Evaluation, his observations and the information accompanying the Senior Officer's Evaluation supported a finding by the Board that the management fee for the fund was reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's investment advisory contract.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an investment advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the investment advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the investment advisory contract was appropriate.
The Board based its decision to approve the investment advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the continuation of the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangement.
Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation.
Annual Shareholder Report

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Institutional High Yield Bond Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31420B300
CUSIP 31420B847
29856 (12/16)
Federated is a registered trademark of Federated Investors, Inc.
2016 ©Federated Investors, Inc.

Item 2. Code of Ethics

(a) As of the end of the period covered by this report, the registrant has adopted a code of ethics (the "Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers") that applies to the registrant's Principal Executive Officer and Principal Financial Officer; the registrant's Principal Financial Officer also serves as the Principal Accounting Officer.

(c) There was no amendment to the registrant’s code of ethics described in Item 2(a) above during the period covered by the report.

(d) There was no waiver granted, either actual or implicit, from a provision to the registrant’s code of ethics described in Item 2(a) above during the period covered by the report.

(e) Not Applicable

(f)(3) The registrant hereby undertakes to provide any person, without charge, upon request, a copy of the code of ethics. To request a copy of the code of ethics, contact the registrant at 1-800-341-7400, and ask for a copy of the Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers.

Item 3. Audit Committee Financial Expert

The registrant's Board has determined that each of the following members of the Board's Audit Committee is an “audit committee financial expert,” and is "independent," for purposes of this Item:   John T. Collins, G. Thomas Hough and Thomas M. O'Neill.

Item 4. Principal Accountant Fees and Services

(a)       Audit Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2016 - $91,320

Fiscal year ended 2015 - $87,990

(b)       Audit-Related Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2016 - $7,000

Fiscal year ended 2015 - $87

Fiscal year ended 2016- Audit consent fee for N-1A filings.

Fiscal year ended 2015- Travel to Audit Committee Meeting.

Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $84 respectively. Fiscal year ended 2015- Travel expenses for attendance at Audit Committee meeting.

(c)        Tax Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2016 - $0

Fiscal year ended 2015 - $0

Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(d)       All Other Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2016 - $0

Fiscal year ended 2015 - $0

Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(e)(1) Audit Committee Policies regarding Pre-approval of Services.

The Audit Committee is required to pre-approve audit and non-audit services performed by the independent auditor in order to assure that the provision of such services do not impair the auditor’s independence. Unless a type of service to be provided by the independent auditor has received general pre-approval, it will require specific pre-approval by the Audit Committee. Any proposed services exceeding pre-approved cost levels will require specific pre-approval by the Audit Committee.

Certain services have the general pre-approval of the Audit Committee. The term of the general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee specifically provides for a different period. The Audit Committee will annually review the services that may be provided by the independent auditor without obtaining specific pre-approval from the Audit Committee and may grant general pre-approval for such services. The Audit Committee will revise the list of general pre-approved services from time to time, based on subsequent determinations. The Audit Committee will not delegate its responsibilities to pre-approve services performed by the independent auditor to management.

The Audit Committee has delegated pre-approval authority to its Chairman. The Chairman will report any pre-approval decisions to the Audit Committee at its next scheduled meeting. The Committee will designate another member with such pre-approval authority when the Chairman is unavailable.

AUDIT SERVICES

The annual Audit services engagement terms and fees will be subject to the specific pre-approval of the Audit Committee. The Audit Committee must approve any changes in terms, conditions and fees resulting from changes in audit scope, registered investment company (RIC) structure or other matters.

In addition to the annual Audit services engagement specifically approved by the Audit Committee, the Audit Committee may grant general pre-approval for other Audit Services, which are those services that only the independent auditor reasonably can provide. The Audit Committee has pre-approved certain Audit services, all other Audit services must be specifically pre-approved by the Audit Committee.

AUDIT-RELATED SERVICES

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Company’s financial statements or that are traditionally performed by the independent auditor. The Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor, and has pre-approved certain Audit-related services, all other Audit-related services must be specifically pre-approved by the Audit Committee.

TAX SERVICES

The Audit Committee believes that the independent auditor can provide Tax services to the Company such as tax compliance, tax planning and tax advice without impairing the auditor’s independence. However, the Audit Committee will not permit the retention of the independent auditor in connection with a transaction initially recommended by the independent auditor, the purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Audit Committee has pre-approved certain Tax services, all Tax services involving large and complex transactions must be specifically pre-approved by the Audit Committee.

ALL OTHER SERVICES

With respect to the provision of services other than audit, review or attest services the pre-approval requirement is waived if:

(1)	The aggregate amount of all such services provided constitutes no more than five percent of the total amount of revenues paid by the registrant, the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant to its accountant during the fiscal year in which the services are provided;

(2)	Such services were not recognized by the registrant, the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant at the time of the engagement to be non-audit services; and

(3)	Such services are promptly brought to the attention of the Audit Committee of the issuer and approved prior to the completion of the audit by the Audit Committee or by one or more members of the Audit Committee who are members of the board of directors to whom authority to grant such approvals has been delegated by the Audit Committee.

The Audit Committee may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, and would not impair the independence of the auditor.

The SEC’s rules and relevant guidance should be consulted to determine the precise definitions of prohibited non-audit services and the applicability of exceptions to certain of the prohibitions.

PRE-APPROVAL FEE LEVELS

Pre-approval fee levels for all services to be provided by the independent auditor will be established annually by the Audit Committee. Any proposed services exceeding these levels will require specific pre-approval by the Audit Committee

PROCEDURES

Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the independent auditor and the Principal Accounting Officer and/or Internal Auditor, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC’s rules on auditor independence.

(e)(2) Percentage of services identified in items 4(b) through 4(d) that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

4(b)

Fiscal year ended 2016 – 0%

Fiscal year ended 2015 - 0%

Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

4(c)

Fiscal year ended 2016 – 0%

Fiscal year ended 2015 – 0%

Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

4(d)

Fiscal year ended 2016 – 0%

Fiscal year ended 2015 – 0%

Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

(f)	NA

(g)	Non-Audit Fees billed to the registrant, the registrant’s investment adviser, and certain entities controlling, controlled by or under common control with the investment adviser:

Fiscal year ended 2016 - $214,602

Fiscal year ended 2015 - $53,883

(h)	The registrant’s Audit Committee has considered that the provision of non-audit services that were rendered to the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

In their respective required communications to the Audit Committee of the registrant’s Board, Ernst & Young LLP (“EY”) and KPMG LLP (“KPMG”) (as applicable, “EY/KPMG”), the registrant’s independent public accountants, informed the Audit Committee that EY/KPMG and/or covered person professionals within EY/KPMG maintain lending relationships with certain owners of greater than 10% of the shares of the registrant and/or certain investment companies within the “investment company complex” as defined under Rule 2-01(f)(14) of Regulation S-X, which are affiliates of the registrant. EY/KPMG has advised the Audit Committee that these lending relationships implicate Rule 2-01(c)(1)(ii)(A) of Regulation S-X (referred to as the “Loan Rule”). The Loan Rule prohibits an independent public accountant, or covered person professionals at such firm, from having a financial relationship (such as a loan) with a lender that is a record or beneficial owner of more than 10% of an audit client’s equity securities. For purposes of the Loan Rule, audit clients include the registrant, as well as all registered investment companies advised by advisory subsidiaries of Federated Investors, Inc., the Adviser (for which EY serves as independent public accountant), and their respective affiliates (collectively, the “Federated Fund Complex”).

EY/KPMG informed the Audit Committee that EY/KPMG believes that these lending relationships described above do not and will not impair EY/KPMG’s ability to exercise objective and impartial judgment in connection with financial statement audits of their respective funds of the registrant and a reasonable investor with knowledge of all relevant facts and circumstances would conclude that EY/KPMG has been and is capable of objective and impartial judgment on all issues encompassed within EY/KPMG’s audits.

On June 20, 2016, the Division of Investment Management of the Securities and Exchange Commission (“SEC”) issued a no-action letter to another mutual fund complex (see Fidelity Management & Research Company et al., No-Action Letter) related to similar Loan Rule matters as those described above. In that letter, the SEC Staff confirmed that it would not recommend enforcement action against an investment company that relied on the audit services performed by an independent public accountant where the Loan Rule was implicated in certain specified circumstances. In that letter, the SEC staff indicated that it would not recommend enforcement action against the investment company complex if the Loan Rule is implicated provided that: (1) the auditor has complied with PCAOB Rule 3526(b)(1) and 3526(b)(2); (2) the Loan Rule is implicated because of lending relationships; and (3) notwithstanding such lending relationships that implicate the Loan Rule, the auditor has concluded that it is objective and impartial with respect to the issues encompassed within its engagement as auditor of the funds. The circumstances described in the no-action letter are substantially similar to the circumstances that implicated the Loan Rule with respect to EY/KPMG and the registrant. The relief provided in the SEC no-action letter is effective for 18 months from its June 20, 2016 issuance date.

If it were to be determined that the relief available under the no-action letter was improperly relied upon, or that the independence requirements under the federal securities laws were not otherwise complied with regarding the registrant, for certain periods, any of the registrant’s filings with the SEC which contain financial statements of the registrant for such periods may not comply with applicable federal securities laws, the registrant’s ability to offer shares under its current registration statement may be impacted, and certain financial reporting and/or other covenants with, and representations and warranties to, the registrant’s lender under its committed line of credit may be impacted. Such events could have a material adverse effect on the registrant and the Federated Fund Complex.

Item 5. Audit Committee of Listed Registrants

Not Applicable

Item 6. Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable; Fund had no divestments during the reporting period covered since the previous Form N-CSR filing.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10. Submission of Matters to a Vote of Security Holders

No Changes to Report

Item 11. Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1) Code of Ethics- Not Applicable to this Report.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(3) Not Applicable.

(b) Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Institutional Trust

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date December 23, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue, Principal Executive Officer

Date December 23, 2016

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date December 23, 2016